File No. 333-70737   CIK #910943


                       Securities and Exchange Commission
                             Washington, D. C. 20549


                                 Post-Effective


                                 Amendment No. 2


                                       to


                                    Form S-6


                For Registration under the Securities Act of 1933
               of Securities of Unit Investment Trusts Registered
                                 on Form N-8B-2

                     Ranson Unit Investment Trusts Series 75

                 Name and executive office address of Depositor:

                            Ranson & Associates, Inc.
                         250 North Rock Road, Suite 150
                             Wichita, Kansas  67206

                 Name and complete address of agent for service:

                                 Robin Pinkerton
                            Ranson & Associates, Inc.
                         250 North Rock Road, Suite 150
                             Wichita, Kansas  67206



          ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on April 30, 2001 pursuant to paragraph (b) of Rule 485.

RANSON UNIT INVESTMENT TRUSTS, SERIES 75

S&P SmallCap 600 Index Trust, Series 2 (the "Trust" or the "S&P SmallCap 600 Trust") was formed with the investment objective of obtaining capital appreciation through investment in a portfolio of equity securities of companies which comprise the Standard & Poor's 600 Composite Stock Price Index (the "S&P SmallCap 600 Index"). By investing in substantially all of the common stocks, in substantially the same proportions, which comprise the S&P SmallCap 600 Index, the Trust seeks to produce investment results that generally correspond to the price and yield performance of the equity securities represented by the S&P SmallCap 600 Index over the term of the Trust. See "The Trust Portfolios." The Trust is not sponsored by or affiliated with Standard and Poor's. There is no assurance that the Trust will achieve its objective.

Units of the Trust are not deposits or obligations of, or guaranteed by, any bank and the Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                     This Prospectus consists of two parts.
 This Prospectus Part One may not be distributed unless accompanied by Part Two.
  The investor is advised to read and retain both parts of this Prospectus for future reference.














                     THIS PROSPECTUS PART ONE IS DATED AS OF
                        THE DATE OF PROSPECTUS PART TWO.

SUMMARY

THE TRUST. S&P SmallCap 600 Index Trust, Series 2 (the "Trust") is a unit investment trust included in Ranson Unit Investment Trusts, Series 75 (the "Fund"), an investment company registered under the Investment Company Act of 1940. The Trust consists of common stocks issued by companies selected in accordance with the selection and weightings of stocks established by the related stock index.* The Sponsor intends to maintain a Trust portfolio which duplicates, to the extent practicable, the weightings of stocks which comprise the related stock index. The value of all portfolio Securities and, therefore, the value of the Units will fluctuate in value depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Securities in particular. Capital appreciation is, of course, dependent upon several factors including, among other factors, the financial condition of the issuers of the Securities (see "The Trust Portfolio").

The S&P SmallCap 600 Trust was formed with the investment objective of obtaining capital appreciation over the life of such Trust through investment in a portfolio of equity securities of substantially all of the companies which comprise the S&P SmallCap 600 Index. An indexing strategy attempts to track the performance of a specific market index. As part of an overall investment strategy, indexing may provide additional growth potential in an otherwise conservative portfolio and blend as a companion investment to hedge an aggressive equity strategy. There can be no assurance that the Trust's objective will be met because it may be impracticable for the Trust to duplicate or maintain precisely the relative weightings of the common stocks which comprise the related stock index or to purchase all of such stocks. Additionally, an investment in Units includes payment of sales charges, fees and expenses which are not considered in the total return of the related stock index.

Additional Units may be issued at any time by depositing in the Trust additional Securities, contracts to purchase additional Securities together with cash or irrevocable letters of credit, or cash with instructions to purchase additional Securities. As additional Units are issued by the Trust as a result of the deposit of additional Securities, the aggregate value of the Securities in such Trust will be increased and the fractional undivided interest in such Trust represented by each Unit will be decreased. The Sponsor may continue to make additional deposits of Securities into the Trust from time to time following the Initial Date of Deposit, provided that such additional deposits will be in amounts which will maintain, as closely as practicable, the proportionate relationship among each Security in the related stock index. Thus, although additional Units will be issued, each Unit will continue to represent approximately the same weighting of the then current components of the related stock index. Precise duplication of the relationship among the Securities in the Trust may not be achieved because it may be economically impracticable as a result of certain economic factors or procedural policies of the Trust. If the Sponsor deposits cash, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees. To minimize this effect, the Trust will attempt to purchase the Securities as close to the Evaluation Time or as close to the evaluation prices as possible. See "The Trust Fund."

Each Unit of the Trust represents that undivided interest in such Trust indicated under "Essential Information" in Part Two. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in the Trust represented by each


--------------------
* "S&P(R)", "Standard & Poor's(R)", "S&P SmallCap 600" and "Standard & Poor's 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Sponsor.

unredeemed Unit will increase or decrease accordingly, although the actual interest in such Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

PUBLIC OFFERING PRICE. The Public Offering Price per Unit is based on the aggregate underlying value of the Securities, plus or minus a pro rata portion of the cash, if any, in the Income and Capital Accounts held or owned by the Trust, plus the sales charge indicated under "Public Offering of Units-Public Offering Price." The sales charge is reduced on a graduated scale for certain sales. The minimum purchase is $1,000.

DISTRIBUTIONS OF INCOME AND CAPITAL. Dividends, if any, received by the Trust will be distributed quarterly and any funds in the Capital Account will be distributed annually. See "Unitholders-Distributions to Unitholders."

REINVESTMENT. Each Unitholder may elect to have distributions of income, capital gains and/or capital on their Units automatically invested into additional Units of the Trust without a sales charge. In addition, all Unitholders may elect to have such distributions automatically reinvested into shares of certain mutual funds registered in such Unitholder's state of residence at net asset value. Such distributions will be reinvested without charge to the participant on each applicable Distribution Date. See "Unitholders-Distribution Reinvestment." A current prospectus for the reinvestment fund selected, if any, will be furnished to any investor who desires additional information with respect to reinvestment.

MARKET FOR UNITS. While under no obligation to do so, the Sponsor intends to, and certain dealers may, maintain a market for the Units and offer to repurchase such Units at prices subject to change at any time which are based on the current underlying value of the Securities. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor and/or the dealers may either discontinue all purchases of Units or discontinue purchases of Units at such prices. A Unitholder may also dispose of Units through redemption at the Redemption Price on the date of tender to the Trustee. See "Redemption-Computation of Redemption Price."

TERMINATION. No later than the date specified under the Mandatory Termination Date in "Essential Information" in Part Two Securities will begin to be sold in connection with the termination of the Trust and it is expected that all Securities will be sold within a reasonable amount of time after the Mandatory Termination Date. The Sponsor will determine the manner, timing and execution of the sale of the underlying Securities. At termination, Unitholders will receive a cash distribution within a reasonable time after the Trust is terminated. See "Unitholders-Distributions to Unitholders" and "Administration of the Trust-Amendment and Termination."

RISK FACTORS. An investment in the Trust should be made with an understanding of the risks associated therewith, including the possible deterioration of either the financial condition of the issuers or the general condition of the stock market. Additionally, it is anticipated that the identity and weighting of the stocks in each stock index will change from time to time and the adverse financial condition of a company will not result directly in its elimination from the portfolio unless the company is removed from the related stock index. For risk considerations related to the Trust, see "Risk Factors."

THE TRUST FUND

Ranson Unit Investment Trusts, Series 75 (the "Fund") consists of separate underlying unit investment trusts including S&P SmallCap 600 Index Trust, Series 2 (the "Trust"). The Fund was created under the laws of the State of New York pursuant to a trust indenture (the "Trust Agreement") dated the date of this prospectus (the "Initial Date of Deposit") between Ranson & Associates, Inc. (the "Sponsor") and The Bank of New York (the "Trustee").*

The S&P SmallCap 600 Trust contains common stocks issued by substantially all of the companies which comprise the S&P SmallCap 600 Index. As used herein, the term "Securities" means the common stocks (including contracts for the purchase thereof) initially deposited in the Trust and described in the related portfolio and any additional common stocks acquired and held by the Trust pursuant to the provisions of the Trust Agreement.

The Sponsor intends to maintain a Trust portfolio which duplicates, to the extent practicable, the weightings of stocks which comprise the related stock index. In connection with any deposit of Securities, purchase and sale transactions will be effected in accordance with computer program output showing which Securities are under- or over-represented in the Trust portfolio. Neither the Sponsor nor the Trustee will exercise any investment discretion in connection with such transactions. Precise duplication of the relationship among the Securities in the related stock index may not be achieved because it may be economically impracticable or impossible to acquire very small numbers of shares of certain stocks and because of other procedural policies of the Trust, but correlation between the performance of the related stock index and the Trust portfolio is expected to be between .97 and .99.

By investing in substantially all of the common stocks, in substantially the same proportions, which comprise the related stock index, the Trust seeks to produce investment results that generally correspond to the price and yield performance of the equity securities represented by such index over the term of the Trust. Due to various factors discussed below, there can be no assurance that this objective will be met. An investment in Units of the Trust should be made with an understanding that the Trust includes payments of sales charges, fees and expenses which may not be considered in public statements of the total return of the related stock index.

Subsequent to the Initial Date of Deposit, the Sponsor may deposit additional Securities in the Trust, contracts to purchase additional Securities along with cash (or a bank letter of credit in lieu of cash) to pay for such contracted Securities or cash (including a letter of credit) with instructions to purchase additional Securities, maintaining, as closely as practicable the same proportionate relationship among the Securities in the portfolio as reflected in the related stock index. Thus, although additional Units will be issued, each Unit will continue to represent approximately a weighting of the then current components of the related stock index at any such deposit. Precise duplication of the relationship among the Securities in the Trust may not be achieved because it may be economically impracticable as a result of certain economic factors and procedural policies of the Trust such as (1) price movements of the various Securities will not duplicate one another, (2) the Sponsor's current intention is to purchase shares of the Securities in round lot quantities only,
(3) reinvestment of excess proceeds not needed to meet redemptions of Units may not be sufficient to acquire equal round lots of all the Securities in the Trust and (4) reinvestment of proceeds received from Securities which are no longer components of the related stock index might not result in the purchase of an equal number of shares in any replacement Security. If the Sponsor deposits cash, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees. To minimize this effect, the Trust will attempt to purchase the Securities as close to the Evaluation Time or as close to the evaluation prices as possible.


--------------------
* Reference is made to the Trust Agreement and any statement contained herein is qualified in its entirety by the provisions of the Trust Agreement.

The Trust consists of (a) the Securities listed under the related "Portfolio" in Part Two as may continue to be held from time to time in the Trust (b) any additional Securities acquired and held by such Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the Income and Capital Accounts of such Trust. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities. However, should any contract for the purchase of any of the Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in the Trust to cover such purchase are reinvested in substitute Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on the next distribution date.

THE TRUST PORTFOLIO

The Trust portfolio will consist of as many of the S&P SmallCap 600 Index stocks as is feasible in order to achieve the Trust's objective of attempting to provide investment results that duplicate substantially the total return of the S&P SmallCap 600 Index. The Trust is expected to be invested in no less than 95% of the stocks comprising the related index. Although it may be impracticable for the Trust to own certain of such stocks at any time, the Sponsor expects to maintain a correlation between the performance of the Trust portfolio and that of the related index of between .97 and .99. Adjustments to the Trust portfolio will be made on an ongoing basis in accordance with the computer program output to match the weightings of the Securities as closely as is feasible with their weightings in the related index as such Trust invests in new Securities in connection with the creation of additional Units, as companies are dropped from or added to such index or as Securities are sold to meet redemptions. These adjustments will be made on the business day following the relevant transaction in accordance with computer program output showing which of the Securities are under- or over-represented in the Trust portfolio. Adjustments may also be made from time to time to maintain the appropriate correlation between the Trust and the related index. The proceeds from any sale will be invested in those Securities which the computer program indicates are most under-represented in the portfolio. See "Investment Supervision."

Due to changes in the composition of the S&P SmallCap 600 Index, adjustments to the Trust portfolio may be made from time to time. It is anticipated that most of such changes in the S&P SmallCap 600 Index will occur as a result of merger or acquisition activity. In such cases, the Trust, as a shareholder of an issuer which is the object of such merger or acquisition activity, will presumably receive various offers from potential acquirers of the issuer. The Trustee is not permitted to accept any such offers until such time as the issuer has been removed from the related index. Since, in most cases, an issuer is removed from an index only after the consummation of a merger or acquisition, it is anticipated that the Trust will generally acquire, in exchange for the stock of the deleted issuer, the consideration that is being offered to shareholders of that issuer who have not tendered their shares prior to that time. Any cash received as consideration in such transactions will be reinvested in the most under-represented Securities as determined by the computer program output. Any securities received as consideration which are not included in the related index will be sold as soon as practicable and will also be reinvested in the most under-represented Securities as determined by the computer program output.

In attempting to duplicate the proportionate relationships represented by the index, the Sponsor does not anticipate purchasing or selling stock in quantities of less than round lots (100 shares). In addition, certain Securities may not be available in the quantities specified by the computer program. For these reasons, among others, precise duplication of the proportionate relationships in the related index may not be possible but will continue to be the goal of the Trust in connection with acquisitions or dispositions of Securities. See "Investment Supervision." As the holder of the Securities, the Trustee will have the right to vote all of the voting stocks in the Trust portfolio and will vote such stocks in accordance with the instructions of the Sponsor.

Investors should note that the Trust is not sponsored, endorsed or promoted by or affiliated with Standard & Poor's and Standard & Poor's make no representation, express or implied, to the Trust or Unitholders regarding the advisability of investing in an index investment or unit investment trusts generally or in the Trust specifically or the ability of the indexes to track general stock market performance.

Although there can be no assurance that such Securities will appreciate in value over the life of the Trust, over time stock investments have generally out-performed most other asset classes. However, it should be remembered that common stocks carry greater risks, including the risk that the value of an investment can decrease (see "Risk Factors-Certain Investment Considerations"), and past performance is no guarantee of future results.

THE S&P SMALLCAP 600 INDEX

The Standard & Poor's SmallCap 600 Index is composed of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the index proportionate to its market value. As of December 29, 2000 the S&P SmallCap 600 Index was comprised of the following industry sectors: Industrials (85.2%), Financials (8.2%), Utilities (3.8%) and Transportation (2.8%). As of December 29, 2000 the companies in the S&P SmallCap 600 Index were listed on the following stock exchanges in the amounts indicated: New York Stock Exchange-315 companies (52.5%), Nasdaq Stock Market-273 companies (45.2%) and American Stock Exchange-12 companies (2.0%). As of December 29, 2000, the mean market capitalization of the companies in the S&P SmallCap 600 Index is approximately $583 million and the S&P SmallCap 600 Index had a total market value of $350 billion.

The following table depicts the Year-End Index Value for the S&P SmallCap 600 Index for the period shown. Investors should note that the table represents past performance of the S&P SmallCap 600 Index and not the past or future performance of the Trust (which includes certain fees and expenses). Past performance is, of course, no guarantee of future results. Stock prices fluctuated widely during the period and were higher at the end than at the beginning. The results shown should not be considered as a representation of the income yield or capital gain or loss which may be generated by the S&P SmallCap 600 Index in the future.

                                                Average        Year-End
                                 Change in      Dividend     Index Value
                   Year-End        Index         Yield        Dividends
Year-End         Index Value*     For Year     For Year*     Reinvested**
--------         ------------    ---------     ---------     ------------

  1993              100.00                                      100.00
  1994               94.17         -5.83%        1.06%           95.23
  1995              121.10         28.60%        1.19%          123.76
  1996              145.48         20.13%        1.05%          150.14
  1997              181.16         24.53%        0.91%          188.56
  1998              177.37         -2.10%        0.87%          186.09
  1999              197.79         11.51%        0.66%          209.18
  2000              219.59         11.02%        0.64%          233.85

--------------------
* Source: Standard & Poor's. The Index was developed with a base value of 100 as of December 31, 1993. Yields are obtained by dividing the aggregate cash dividends by the aggregate market value of the stocks in the index at the beginning of the period, assuming no reinvestment of dividends.


                                        6

** Assumes that cash distributions on the securities which comprise the S&P
   SmallCap 600 Index are treated as reinvested in the S&P SmallCap 600 Index as of the end of each month following the payment of the dividend. Because the Trust is sold to the public at net asset value plus the applicable sales charge and the expenses of the Trust are deducted before making distributions to Unitholders, investment in the Trust would have resulted in investment performance to Unitholders somewhat reduced from that reflected in the above table. In addition certain Unitholders may not elect to purchase additional Units pursuant to the Trust's reinvestment plan, and to that extent cash distributions representing dividends on the index stocks may not be reinvested in other index stocks.

The weightings of stocks in the S&P SmallCap 600 Index are primarily based on each stock's relative total market value; that is, its market price per share times the number of shares outstanding. Stocks are generally selected for the portfolio in the order of their weightings in the S&P SmallCap 600 Index, beginning with the heaviest-weighted stocks. It is anticipated that at the end of the Initial Adjustment Period, the percentage of the Trust's assets invested in each stock will be approximately the same as the percentage it represents in the S&P SmallCap 600 Index.

The Trust has entered into a license agreement with Standard & Poor's (the "License Agreement"), under which the Trust is granted licenses to use the trademark and tradename "S&P 600" and other trademarks and tradenames, to the extent the Sponsor deems appropriate and desirable under federal and state securities laws to indicate the source of the index as a basis for determining the composition of the Trust's portfolio. As consideration for the grant of the license, the Trust will pay to Standard & Poor's an annual fee equal to .02% of the average net asset value of the Trust (or, if greater, $10,000). The License Agreement permits the Trust to substitute another index for the S&P SmallCap 600 Index in the event that Standard & Poor's ceases to compile and publish that index. In addition, if the index ceases to be compiled or made available or the anticipated correlation between the Trust and the index is not maintained, the Sponsor may direct that the Trust continue to be operated using the S&P SmallCap 600 Index as it existed on the last date on which it was available or may direct that the Trust Agreement be terminated (see "Administration of the Trust-Amendment and Termination").

Neither the Trust nor the Unitholders are entitled to any rights whatsoever under the foregoing licensing arrangements or to use any of the covered trademarks or to use the S&P SmallCap 600 Index, except as specifically described herein or as may be specified in the Trust Agreement.

The Trust is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Trust or any member of the public regarding the advisability of investing in securities generally or in the Trust particularly or the ability of the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P SmallCap 600 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Trust. S&P has no obligation to take the needs of the Licensee or the owners of the Trust into consideration in determining, composing or calculating the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Trust or the timing of the issuance or sale of the Trust or in the determination or calculation of the equation by which the Trust is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Trust.

S&P does not guarantee the accuracy and/or the completeness of the S&P SmallCap 600 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Sponsor, the Trust, any person or any entity from the use of the

S&P SmallCap 600 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use, with respect to the S&P SmallCap 600 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages. "Standard & Poor's(R)", "S&P(R)", "S&P 600(R)", "Standard & Poor's 600", and "600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. The Trust is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Trust.

RISK FACTORS

General. An investment in Units should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus, in the value of the Units) or the risk that holders of common stock have a right to receive payments from the issuers of those stocks that is generally inferior to that of creditors of, or holders of debt obligations issued by, the issuers and that the rights of holders of common stock generally rank inferior to the rights of holders of preferred stock. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stock incur more risk than the holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stock issued by the issuer. Holders of common stock of the type held by the Trust have a right to receive dividends only when and if, and in the amounts, declared by the issuer's Board of Directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stock have the right to receive dividends at a fixed rate when and as declared by the issuer's Board of Directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital debt securities. Indeed, the issuance of debt securities or even preferred stock will create prior claims for payment of principal, interest, liquidation preferences and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the stocks remain outstanding.
The value of the Securities in the portfolios thus may be expected to fluctuate over the entire life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

Whether or not the Securities are listed on a national securities exchange, the principal trading market for the Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trust is restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the Securities are limited or absent.

The Trust Agreement authorizes the Sponsor to increase the size of the Trust and the number of Units thereof by the deposit of additional Securities, or cash (including a letter of credit) with instructions to purchase additional Securities, in such Trust and the issuance of a corresponding number of additional Units. If the Sponsor deposits cash, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees. To minimize this effect, the Trust will attempt to purchase the Securities as close to the Evaluation Time or as close to the evaluation prices as possible.

The Trust invests in stocks of small companies. These stocks often involve more investment risk than stocks of larger companies. Smaller companies may have limited product lines, markets or financial resources. These companies may lack management depth or experience and may depend heavily on key personnel. These stocks may be less liquid and have less information about their business available to the public. These stocks also tend to be more vulnerable to adverse economic or market developments than larger company stocks. Some of these companies may invest in, distribute or produce products that have only recently been introduced. All of these factors could affect the value of Units.

Litigation and Legislation. From time to time Congress considers proposals to reduce the rate of the dividends-received deduction. Enactment into law of a proposal to reduce the rate would adversely affect the after-tax return to investors who can take advantage of the deduction. Unitholders are urged to consult their own tax advisers. Further, at any time after the Initial Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted with respect to the Securities or the issuers of the Securities. There can be no assurance that future litigation or legislation will not have a material adverse effect on the Trust or will not impair the ability of issuers to achieve their business goals.

FEDERAL TAX STATUS

The trust intends to elect and qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If the trust so qualifies and timely distributes to unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to unitholders. In addition, to the extent the trust timely distributes to unitholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." Because the trust intends to timely distribute its taxable income (including any net capital gain), it is anticipated that the trust will not be subject to federal income tax or the excise tax.

Distributions to unitholders of the trust's income, other than distributions which are designated as capital gain dividends, will be taxable as ordinary income to unitholders, except that to the extent that distributions to a unitholder in any year exceed the trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the unitholder's basis in his units and, to the extent that they exceed his basis, will be treated as a gain from the sale of his units as discussed below.

Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December payable to unitholders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by the trust (and received by the unitholder) on December 31 of the year such distributions are declared.

Distributions of the trust's net capital gain which are properly designated as capital gain dividends by the trust will be taxable to unitholders as long-term capital gain, regardless of the length of time the units have been held by a unitholder. A unitholder may recognize a taxable gain or loss if the unitholder sells or redeems his units. Any gain or loss arising from (or treated as arising from) the sale or redemption of units will generally be a capital gain or loss, except in the case of a dealer or a financial institution. For taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exceptions) is generally subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains for most property with a holding period of more than five years. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Note that if a unitholder holds units for six months or less and subsequently sells such units at a loss, the loss will be treated as a long-term capital loss to the extent that any long-term capital gain distribution is made with respect to such units during the six-month period or less that the unitholder owns the units. In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions." Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in units.

The Code includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their tax advisers with regard to any such constructive sales rules.

Generally, the tax basis of a unitholder includes sales charges, and such charges are not deductible. The income (or proceeds from redemption) a unitholder must take into account for federal income tax purposes is not reduced by amounts deducted to pay any sales charge.

Distributions which are taxable as ordinary income to unitholders will constitute dividends for federal income tax purposes. When units are held by corporate unitholders, trust distributions may qualify for the 70% dividends received deduction, subject to limitations otherwise applicable to the availability of the deduction, to the extent the distribution is attributable to dividends received by the trust from United States corporations (other than real estate investment trusts) and is designated by the trust as being eligible for such deduction. To the extent dividends received by the trust are attributable to foreign corporations, a corporation that owns units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. The trust will provide each unitholder with information annually concerning what part of the trust distributions are eligible for the dividends received deduction.

The trust may elect to pass through to the unitholders the foreign income and similar taxes paid by the trust in order to enable such unitholders to take a credit (or deduction) for foreign income taxes paid by the trust. If such an election is made, unitholders of the trust, because they are deemed to own a pro rata portion of the foreign securities held by the trust, must include in their gross income, for federal income tax purposes, both their portion of dividends received by the trust and also their portion of the amount which the trust deems to be the unitholders' portion of foreign income taxes paid with respect to, or withheld from, dividends, interest or other income of the trust from its foreign investments. Unitholders may then subtract from their federal income tax the amount of such taxes withheld, or else treat such foreign taxes as deductions from gross income; however, as in the case of investors receiving income directly from foreign sources, the above described tax credit or deduction is subject to certain limitations. A required holding period for such credits is imposed. Unitholders should consult their tax advisers regarding this election and its consequences to them.

Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by the trust so long as the units are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the units are held by fewer than 500 persons, additional taxable income may be realized by the individual (and other noncorporate) unitholders in excess of the distributions received from the trust.

Distributions reinvested into additional units of the trust will be taxed to a unitholder in the manner described above (i.e., as ordinary income, long-term capital gain or as a return of capital).

Under certain circumstances a unitholder may be able to request an in kind distribution upon termination of the trust. Unitholders electing an in kind distribution of stock should be aware that the exchange is subject to taxation and unitholders will recognize gain or loss based on the value of the securities received. Investors electing an in kind distribution should consult their own tax advisers with regard to such transactions.

The federal tax status of each year's distributions will be reported to unitholders and to the Internal Revenue Service. Each unitholder will be requested to provide the unitholder's taxpayer identification number to the trustee and to certify that the unitholder has not been notified that payments to the unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions to such unitholder (including amounts received upon the redemption of units) will be subject to back-up withholding.

The foregoing discussion relates only to the federal income tax status of the trust and to the tax treatment of distributions by the trust to United States unitholders.

A unitholder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from a trust which constitute dividends for Federal income tax purposes (other than dividends which the trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from a trust that are designated by the trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and
(iii) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of units. Units in the trust and trust distributions may also be subject to state and local taxation and unitholders should consult their tax advisers in this regard.

PUBLIC OFFERING OF UNITS

PUBLIC OFFERING PRICE. Units are offered at the Public Offering Price (which is based on the aggregate underlying value of the Securities and includes a sales charge of 4.9% of the Public Offering Price which charge is equivalent to 5.152% of the net amount invested) plus a pro rata share of any accumulated dividends in the Income Account of the Trust. Such underlying value shall also include the proportionate share of any undistributed cash held in the Capital Account of the Trust.

The sales charge per Unit in both the primary and secondary market will be reduced pursuant to the following graduated schedule:

PERCENT OF                       PERCENT OF NET
NUMBER OF UNITS*                 OFFERING PRICE     AMOUNT INVESTED
----------------                 --------------     ---------------

Less than 10,000                       4.9%             5.152%
10,000-24,999                          4.5              4.732
25,000-49,999                          4.3              4.522
50,000-99,999                          3.5              3.680
100,000 or more                        3.0              3.155

--------------------

* The breakpoint sales charges are also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor.

An investor may aggregate purchases of Units for purposes of qualifying for the volume purchase discounts listed above. The reduced sales charge structure will apply on all purchases of Units by the same person on any one day from any one dealer. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

Units may be purchased in the primary or secondary market at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units" below) by officers, directors and employees of the Sponsor and its affiliates and registered representatives of selling firms and by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

Unitholders of any series of Ranson Unit Investment Trusts may utilize their redemption or termination proceeds to purchase Units of the Trust subject to a reduced sales charge of 3% of the Public Offering Price (3.093% of the net amount invested).

Unitholders of unaffiliated unit investment trusts having an investment strategy similar to the investment strategy of the Trust may utilize proceeds received upon termination or upon redemption immediately preceding termination of such unaffiliated trust to purchase Units of the Trust subject to a reduced sales charge of 3% of the Public Offering Price (3.093% of the net amount invested).

As indicated above, the Public Offering Price of the Units was established by dividing the aggregate underlying value of the Securities by the number of Units outstanding. Such underlying value shall include the proportionate share of any cash held in the Capital Account. Such price determination as of the opening of business on the Initial Date of Deposit was made on the basis of an evaluation of the Securities in a Trust prepared by the Trustee. After the opening of business on the Initial Date of Deposit, the Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the Evaluation Time on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received at or prior to the close of trading on the New York Stock Exchange on each such day. Orders received by the Trustee, Sponsor or any dealer for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price.

The value of the Securities is determined on each business day by the Evaluator based on the closing sale prices on a national securities exchange or The Nasdaq National Market or by taking into account the same factors referred to under "Redemption-Computation of Redemption Price."

The minimum purchase in both the primary and secondary markets is 100 Units.

PUBLIC DISTRIBUTION OF UNITS. Units which remain unsold or which may be acquired in the secondary market (see "Market for Units") may be offered at the Public Offering Price determined in the manner provided above.

The Sponsor intends to qualify Units for sale in a number of states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth below. The Sponsor reserves the right to change the discounts set forth below from time to time. In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units and other unit investment trusts underwritten by the Sponsor. At various times the Sponsor may implement programs under which the sales force of a broker or dealer may be eligible to win nominal awards for certain sales efforts, or under which the

Sponsor will reallow to any such broker or dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying brokers or dealers for certain services or activities which are primarily intended to result in sales of Units. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold. The difference between the discount and the sales charge will be retained by the Sponsor.

                                                REGULAR
                                             CONCESSION OR
                                                 AGENCY
            NUMBER OF UNITS*                   COMMISSION
            ----------------                 -------------
            Less than 10,000                      4.00%
            10,000 but less than 25,000           3.60
            25,000 but less than 50,000           3.50
            50,000 but less than 100,000          2.70
            100,000 or more                       2.20

--------------------

* The breakpoint discounts are also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $10 per Unit.

In addition, volume concessions will be allowed as described in the table below. These volume concessions will be paid to a selling firm based on aggregate sales of all Ranson indexed equity unit investment trust by the firm during a single calendar month.

         Aggregate Unit Sales     Additional Volume Concession
         --------------------     ----------------------------

         $500,000 -    $999,999              .10%
       $1,000,000 -  $1,999,999              .15%
       $2,000,000 -  $3,999,999              .20%
       $4,000,000 -  $5,999,999              .25%
       $6,000,000 -  $9,999,999              .30%
      $10,000,000 - $14,999,999              .35%
      $15,000,000 - $19,999,999              .40%
      $20,000,000 - $49,999,999              .45%
      $50,000,000 or more                    .50%

The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

SPONSOR PROFITS. The Sponsor will receive gross sales charges equal to the percentage of the Public Offering Price of the Units as stated under "Public Offering Price." In addition, the Sponsor may have realized a profit (or sustained a loss) as of the Initial Date of Deposit resulting from the difference between the purchase prices of the Securities to the Sponsor and the cost of such Securities to the Trust, which is based on the evaluation of the Securities on the Initial Date of Deposit. Thereafter, on subsequent deposits the Sponsor may realize profits or sustain losses from such deposits. The Sponsor may realize additional profits or losses on unsold Units as a result of changes in the daily market value of the Securities.

MARKET FOR UNITS

After the initial offering period, while not obligated to do so, the Sponsor intends to, subject to change at any time, maintain a market for Units offered hereby and to continuously offer to purchase said Units at prices, determined by the Evaluator, based on the value of the underlying Securities. Unitholders who wish to dispose of their Units should inquire of their broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof. The offering price of any Units resold by the Sponsor will be in accord with that described in the currently effective prospectus describing such Units. Any profit or loss resulting from the resale of such Units will belong to the Sponsor. The Sponsor may suspend or discontinue purchases of Units if the supply of Units exceeds demand, or for other business reasons.

REDEMPTION

GENERAL. A Unitholder who does not dispose of Units in the secondary market described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee at its Unit Investment Trust Division office in the city of New York and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $500 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchasers.

Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the Redemption Price for the Trust, determined as set forth below under "Computation of Redemption Price," as of the Evaluation Time stated under "Essential Information," next following such tender, multiplied by the number of Units being redeemed. Any Units redeemed shall be canceled and any undivided fractional interest in the related Trust extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Securities in the Trust at the time of redemption.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

Any amounts paid on redemption representing unpaid dividends shall be withdrawn from the Income Account of the Trust to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Capital Account for such Trust. The Trustee is empowered to sell Securities for the Trust in order to make funds available for the redemption of Units of such Trust. Such sale may be required when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

To the extent that Securities are sold, the size and diversity of a Trust will be reduced but each remaining Unit will continue to represent approximately the same proportional interest in each Security. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption.

The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted;
(2) for any period during which an emergency exists as a result of which disposal by the Trustee of Securities is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the underlying Securities in accordance with the Trust Agreement; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

COMPUTATION OF REDEMPTION PRICE. The Redemption Price per Unit (as well as the secondary market Public Offering Price) will generally be determined on the basis of the last sale price of the Securities in a Trust. The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in such Trust or moneys in the process of being collected and (ii) the value of the Securities in such Trust less (a) amounts representing taxes or other governmental charges payable out of such Trust, (b) any amount owing to the Trustee for its advances and (c) the accrued expenses of such Trust. The Evaluator may determine the value of the Securities in the Trust in the following manner: if the Security is listed on a national securities exchange or the Nasdaq National Market, the evaluation will generally be based on the last sale price on the exchange or Nasdaq (unless the Evaluator deems the price inappropriate as a basis for evaluation). If the Security is not so listed or, if so listed and the principal market for the Security is other than on the exchange or Nasdaq, the evaluation will generally be made by the Evaluator in good faith based on the last bid price on the over-the-counter market (unless the Evaluator deems such price inappropriate as a basis for evaluation) or, if a bid price is not available, (1) on the basis of the current bid price for comparable securities, (2) by the Evaluator's appraising the value of the Securities in good faith at the bid side of the market or (3) by any combination thereof. See "Public Offering of Units-Public Offering Price."

RETIREMENT PLANS

The Trust may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Generally, capital gains and income received under each of the foregoing plans are deferred from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The Trust will waive the $1,000 minimum investment requirement for IRA accounts.
The minimum investment is $250 for tax-deferred plans such as IRA accounts.
Fees and charges with respect to such plans may vary.

The Trustee has agreed to act as custodian for certain retirement plan accounts. An annual fee of $12.00 per account, if not paid separately, will be assessed by the Trustee and paid through the liquidation of shares of the reinvestment account. An individual wishing the Trustee to act as custodian must complete a Ranson UIT/IRA application and forward it along with a check made payable to The Bank of New York. Certificates for Individual Retirement Accounts cannot be issued.

UNITHOLDERS

OWNERSHIP OF UNITS. Ownership of Units will not be evidenced by certificates unless a Unitholder, the Unitholder's registered broker/dealer or the clearing agent for such broker/dealer makes a written request to the Trustee. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed as stated under "Redemption-General."

Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any multiple thereof, subject to the minimum investment requirement of 100 Units or $1,000. Fractions of Units, if any, will be computed to three decimal places. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

DISTRIBUTIONS TO UNITHOLDERS. Income received by the Trust is credited by the Trustee to the Income Account of such Trust. Other receipts are credited to the Capital Account of the Trust. Income received by the Trust will be distributed on or shortly after the 15th day of January, April, July and October of each year on a pro rata basis to Unitholders of record as of the preceding record date (which will be the first day of the related month). All distributions will be net of applicable expenses. There is no assurance that any actual distributions will be made since all dividends received may be used to pay expenses. In addition, amounts from the Capital Account of the Trust, if any, will be distributed at least annually to the Unitholders then of record. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to the Capital Account. The Trustee shall be required to make a distribution from the Capital Account if the cash balance on deposit therein available for distribution shall be sufficient to distribute at least $1.00 per 100 Units. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds). The Trustee is authorized to reinvest any funds held in the Capital or Income Accounts, pending distribution, in U.S. Treasury obligations which mature on or before the next applicable distribution date. Any obligations so acquired must be held until they mature and proceeds therefrom may not be reinvested.

The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the dividend distributions then held in the Income Account after deducting estimated expenses. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. A person will become the owner of Units, and thereby a Unitholder of record, on the date of settlement provided payment has been received. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

As of the first day of each month, the Trustee will deduct from the Income Account of the Trust and, to the extent funds are not sufficient therein, from the Capital Account of such Trust amounts necessary to pay the expenses of such Trust (as determined on the basis set forth under "Expenses of the Trust"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts of the Trust such amounts as may be necessary to cover redemptions of Units.

DISTRIBUTION REINVESTMENT. Unitholders may elect to have distributions of capital (including capital gains, if any) or dividends or both automatically invested into additional Units without a sales charge. In addition, Unitholders may elect to have distributions of capital (including capital gains, if any) or dividends or both automatically invested without charge in shares of certain front-end load mutual funds underwritten or advised by Scudder Kemper Investments, Inc. at net asset value if such funds are registered in such Unitholder's state of residence, other than those mutual funds sold with a contingent deferred sales charge. Since the portfolio securities and investment objectives of such mutual funds generally will differ significantly from those of the Trust, Unitholders should carefully consider the consequences before selecting such mutual funds for reinvestment. Detailed information with respect to the investment objectives and the management of such mutual funds is contained in their respective prospectuses, which can be obtained from the Sponsor upon request. An investor should read the prospectus of the reinvestment fund selected prior to making the election to reinvest.
Unitholders who desire to have such distributions automatically reinvested should inform their broker at the time of purchase or should file with the Program Agent referred to below a written notice of election.

Unitholders who are receiving distributions in cash may elect to participate in distribution reinvestment by filing with the Program Agent an election to have such distributions reinvested without charge. Such election must be received by the Program Agent at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Program Agent. See "Unitholders-Distributions to Unitholders."

The Program Agent is The Bank of New York. All inquiries concerning participating in distribution reinvestment should be directed to The Bank of New York at its Unit Investment Trust Division office.

STATEMENTS TO UNITHOLDERS. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of income and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

The accounts of the Trust are required to be audited annually, at the Trust's expense, by independent public accountants designated by the Sponsor, unless the Sponsor determines that such an audit would not be in the best interest of the Unitholders of such Trust. The accountants' report will be furnished by the Trustee to any Unitholder upon written request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder a statement, covering the calendar year, setting forth for the Trust:

(A)  As to the Income Account:

     (1)  Income received;

     (2) Deductions for applicable taxes and for fees and expenses of such Trust and for redemptions of Units, if any; and

     (3) The balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

(B)  As to the Capital Account:

     (1) The dates of disposition of any Securities and the net proceeds received therefrom;

     (2) Deductions for payment of applicable taxes and fees and expenses of such Trust held for distribution to Unitholders of record as of a date prior to the determination; and

     (3) The balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

(C)  The following information:

     (1) A list of the Securities as of the last business day of such calendar year;

     (2) The number of Units outstanding on the last business day of such calendar year;

     (3) The Redemption Price based on the last evaluation made during such calendar year;

     (4) The amount actually distributed during such calendar year from the Income and Capital Accounts separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for each such distribution.

RIGHTS OF UNITHOLDERS. A Unitholder may at any time tender Units to the Trustee for redemption. The death or incapacity of any Unitholder will not operate to terminate the Trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of such Trust.

No Unitholder shall have the right to control the operation and management of the Trust in any manner, except to vote with respect to the amendment of the Trust Agreement or termination of such Trust.

INVESTMENT SUPERVISION

The Trust is a unit investment trust and is not an "actively managed" fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The portfolio of the Trust, however, will not be actively managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its securities from the portfolio.

As a general rule, the only purchases and sales that will be made with respect to the Trust's portfolio will be those necessary to maintain, to the extent feasible, a portfolio which reflects the current components of the related stock index, taking into consideration redemptions, sales of additional Units and the other adjustments referred to elsewhere in this prospectus. See "Trust Portfolio." Such purchases and sales will be made in accordance with the computer program utilized to maintain the portfolio, the Trust Agreement and procedures to be specified by the Sponsor. The Sponsor may direct the Trustee to dispose of Securities and either to acquire other Securities through the use of the proceeds of such disposition in order to make changes in the portfolio or to distribute the proceeds of such disposition to Unitholders (i) as necessary to reflect any additions to or deletions from the related stock index, (ii) as may be necessary to establish a closer correlation between the Trust portfolio and the related stock index or (iii) as may be required for purposes of distributing to Unitholders, when required, their pro rata share of any net realized capital gains or as the Sponsor may otherwise determine. As a policy matter, the Sponsor currently intends to direct the Trustee to acquire round lots of shares of the Securities rather than odd lot amounts. Any funds not used to acquire round lots will be held for future purchases of shares, for redemptions of Units or for distributions to Unitholders. In the event the Trustee receives any securities or other properties relating to the Securities (other than normal dividends) acquired in exchange for Securities such as those acquired in connection with a reorganization, recapitalization, merger or other transaction, the Trustee is directed to sell such securities or other property and reinvest the proceeds in shares of the Security for which such securities or other property relates, or if such Security is thereafter removed from the related stock index, in any new security which is added as a component of such index. In addition, the Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as may be needed from time to time to ensure that the Trust continues to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code, and as may be needed from time to time to avoid the imposition of any excise tax on such Trust as a regulated investment company.

Proceeds from the sale of Securities (or any securities or other property received by the Trust in exchange for Securities) are credited to the Capital Account for distribution to Unitholders or to meet redemptions. Except as stated under "The Trust Fund" for failed securities and as provided herein, the acquisition by the Trust of any securities other than the Securities is prohibited. The Trustee may sell Securities, designated by the Sponsor, from the Trust for the purpose of redeeming Units of such Trust tendered for redemption and the payment of expenses.

ADMINISTRATION OF THE TRUST

THE TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolio of the Trust. For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Unitholders."

In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Securities held in the Trust. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of Securities comprising the Trust.

Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of the trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee, with or without cause, and appoint a successor trustee as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The Trustee must be a corporation organized under the laws of the United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

THE SPONSOR. Ranson & Associates, Inc., the Sponsor of the Trust, is an investment banking firm created in 1995. On November 26, 1996, Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Ranson & Associates, is also the sponsor and successor sponsor of Series of The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. During its history, Ranson & Associates, Inc. and its predecessors have been active in public and corporate finance and have sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Ranson & Associates, Inc., which is a member of the National Association of Securities Dealers, Inc., is the Sponsor to each of the above-named unit investment trusts and serves as the financial advisor and as an underwriter for Kansas municipalities. The Sponsor's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241.

If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreement and liquidate the Trust as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

The foregoing financial information with regard to the Sponsor relates to the Sponsor only and not to the Trust. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trust. More comprehensive financial information can be obtained upon request from the Sponsor.

THE EVALUATOR. Ranson & Associates, Inc., the Sponsor, also serves as Evaluator. The Evaluator may resign or be removed by the Trustee in which event the Trustee is to use its best efforts to appoint a satisfactory successor.
Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such registration or removal and appointment shall be mailed by the Trustee to each Unitholder.

AMENDMENT AND TERMINATION. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreement with respect to a Trust may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66 2/3% of the Units then outstanding of such Trust, provided that no such amendment or waiver will reduce the interest of any Unitholder thereof without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders of such Trust. In no event shall the Trust Agreement be amended to increase the number of Units of the Trust issuable thereunder or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in such Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

The Trust Agreement provides that the Trust shall terminate upon the liquidation, redemption or other disposition of the last of the Securities held in such Trust but in no event is it to continue beyond the Mandatory Termination Date set forth under "Essential Information" in Part Two. If the value of the Trust shall be less than the applicable minimum value stated under "Essential Information" in Part Two (40% of the aggregate value of the Securities-based on the value at the date of deposit of such Securities into such Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Trust. A Trust may be terminated at any time by the holders of Units representing 66 2/3% of the Units thereof then outstanding. In addition, the Sponsor may terminate a Trust if the related stock index is no longer maintained.

No later than the Mandatory Termination Date set forth under "Essential Information" in Part Two the Trustee will begin to sell all of the remaining underlying Securities on behalf of Unitholders in connection with the termination of the Trust. The Sponsor has agreed to assist the Trustee in these sales. The sale proceeds will be net of any incidental expenses involved in the sales.

The Sponsor will attempt to sell the Securities as quickly as it can during the termination proceedings without in its judgment materially adversely affecting the market price of the Securities, but it is expected that all of the Securities will in any event be disposed of within a reasonable time after the Trust's termination. The Sponsor does not anticipate that the period will be longer than one month, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available for sale on any particular day.

In the event of termination of the Trust, written notice thereof will be sent by the Trustee to all Unitholders of such Trust. Within a reasonable period after termination, the Trustee will sell any Securities remaining in a Trust and, after paying all expenses and charges incurred by such Trust, will distribute to Unitholders thereof (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Income and Capital Accounts of such Trust.

The Sponsor currently intends, but is not obligated, to offer for sale units of a subsequent series of the Trust at approximately the time of the Mandatory Termination Date. If the Sponsor does offer such units for sale, Unitholders may be given the opportunity to purchase such units at a public offering price which includes a reduced sales charge. There is, however, no assurance that units of any new series of the Trust will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

LIMITATIONS ON LIABILITY. The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreement or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct or its reckless disregard for its duties thereunder. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities.

The Trustee: The Trust Agreement provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of moneys, Securities or certificates except by reason of its own negligence, bad faith or willful misconduct, or its reckless disregard for its duties under the Trust Agreement, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereof. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

The Evaluator: The Trustee and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreement provides that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable for its gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the Trust Agreement.

EXPENSES OF THE TRUST

The Sponsor will not charge the Trust any fees for services performed as Sponsor. The Sponsor will receive a portion of the sale commissions paid in connection with the purchase of Units and will share in profits, if any, related to the deposit of Securities in the Trust.

The Trustee receives for its services that fee set forth under "Essential Information" in Part Two. However, in no event shall such fee amount to less than $2,000 in any single calendar year. The Trustee's fee which is calculated monthly is based on the largest number of Units outstanding during the calendar year for which such compensation relates. The Trustee's fees are payable monthly on or before the fifteenth day of the month from the Income Account to the extent funds are available and then from the Capital Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds.

In its capacity as Supervisor, the Sponsor will charge the Trust a surveillance fee for services performed for the Trust in an amount not to exceed that amount set forth in "Essential Information" in Part Two but in no event will such compensation, when combined with all compensation received from other unit investment trusts for which the Sponsor both acts as sponsor and provides portfolio surveillance, exceed the aggregate cost to the Sponsor for providing such services. Such fee shall be based on the total number of Units of the Trust outstanding as of the January record date for any annual period.

For evaluation of the Securities, the Evaluator shall receive that fee set forth under "Essential Information" in Part Two, payable monthly, based upon the largest number of Units outstanding during the calendar year for which such compensation relates.

The Trustee's fee, Supervisor's fee and Evaluator's fee are deducted from the Income Account of the Trust to the extent funds are available and then from the Capital Account. Each such fee may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index or any equivalent index substituted therefor.

The Licensor receives an annual fee from the Trust equal to the greater of .02% of the average net asset value of such Trust or $10,000. This fee covers the license to the Trust of the use of various trademarks and trade names as described under "The S&P SmallCap 600 Index."

The following additional charges are or may be incurred by the Trust: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by an agent for custody and safeguarding of Securities) and of counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Trust or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of the Trust not resulting from negligence, bad faith or willful misconduct on its part or its reckless disregard for its obligations under the Trust Agreement; (f) indemnification of the Sponsor for any loss, liability or expense incurred in acting in that capacity without gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the Trust Agreement; and (g) expenditures incurred in contacting Unitholders upon termination of such Trust. The Trust may pay the costs associated with updating its registration each year. The fees and expenses set forth herein are payable out of the Trust and, when owing to the Trustee, are secured by a lien on such Trust. Since the Securities are all common stocks, and the income stream produced by dividend payments, if any, is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Tax Status."

LEGAL OPINIONS

The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The statement of net assets and the related portfolio included in this Prospectus have been audited by Ernst & Young LLP, independent certified public accountants, as set forth in their report in the Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

                              --------------------

Contents                                Page
--------                                ----

SUMMARY                                   2
THE TRUST FUND                            3
THE TRUST PORTFOLIO                       5
THE S&P SMALLCAP 600 INDEX                6
RISK FACTORS                              8
FEDERAL TAX STATUS                        9
PUBLIC OFFERING OF UNITS                 12
  Public Offering Price                  12
  Public Distribution of Units           13
  Sponsor Profits                        14
MARKET FOR UNITS                         15
REDEMPTION                               15
  General                                15
  Computation of Redemption Price        16
RETIREMENT PLANS                         16
UNITHOLDERS                              17
  Ownership of Units                     17
  Distributions to Unitholders           17
  Distribution Reinvestment              18
  Statements to Unitholders              19
  Rights of Unitholders                  19
INVESTMENT SUPERVISION                   20
ADMINISTRATION OF THE TRUST              20
  The Trustee                            20
  The Sponsor                            21
  The Evaluator                          22
  Amendment and Termination              22
  Limitations on Liability               23
EXPENSES OF THE TRUST                    24
LEGAL OPINIONS                           25
INDEPENDENT CERTIFIED PUBLIC
  ACCOUNTANTS                            25

                                     RANSON

                                      UNIT

                                   INVESTMENT

                                     TRUSTS













                                   PROSPECTUS











                       S&P SMALLCAP INDEX TRUST, SERIES 2










                               PROSPECTUS PART ONE

                             Ranson Unit Investment Trusts

                             S&P SmallCap 600 Index Trust

                                      Series 2












                                     Part Two

                              Dated April 30, 2001








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                         Ranson Unit Investment Trusts
                         S&P SmallCap 600 Index Trust
                                    Series 2
                             Essential Information
                            As of December 31, 2000
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Agregate Value of Securities in the Trust                             $8,553,729
Number of Units                                                          723,259
Fractional Undivided Interest in the Trust per Unit                    1/723,259
Aggregate Value of Securities per Unit                                   $11.827
Public Offering Price:
  Aggregate Value of Securities in Portfolio                          $8,553,729
  Aggregate Value of Securities per Unit                                 $11.827
  Net Cash per Unit (1)                                                       $-
  Sales Charge of 3.00% of Public Offering Price (3.093% of net
  amount invested) per Unit                                               $.366
  Public Offering Price per Unit                                        $12.193
Redemption Price per Unit                                               $11.827

Minimum Value of the Trust under   Trust Agreement may be Terminated is less
which Trust agreement may be       than if value of Trust $546,418
terminated                         (40% of the aggregate value of the Securities
                                   at deposit).

Date of Trust Agreement            January 20, 1999

Mandatory Termination Date         February 28, 2005

Evaluator's Annual                 Evaluation Fee Maximum of $.0025 per Unit

Supervisor's Annual                Surveillance Fee Maximum of $.0025 per Unit

Trustee's Annual Fee               $.0095 per Unit

S&P SmallCap 600 Index             Equal to the greater of .02% of the average
Trust Licensor Fee                 net asset  value or $10,000.


Record Dates                      First day of January, April, July and October.

Distribution Dates                Fifteenth day of January, April, July and
                                  October.
 [FN]
1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

Report of Independent Auditors


Unitholders
Ranson Unit Investment Trusts
S&P SmallCap 600 Index Trust
Series 2

We have audited the accompanying statement of assets and liabilities of Ranson Unit Investment Trusts, S&P SmallCap 600 Index Trust, Series 2, including the schedule of investments, as of December 31, 2000, and the related statements of operations and changes in net assets for the year ended December 31, 2000 and for the period from January 20, 1999 (Date of Deposit) to December 31, 1999. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ranson Unit Investment Trusts, S&P SmallCap 600 Index Trust, Series 2 at December 31, 2000, and the results of its operations and changes in its net assets for the periods indicated above in conformity with accounting principles generally accepted in the United States.




                                                              Ernst & Young LLP





Kansas City, Missouri
April 16, 2001

                           Ranson Unit Investment Trusts

                           S&P SmallCap 600 Index Trust

                                     Series 2

                        Statement of Assets and Liabilities

                                December 31, 2000


Assets
Securities, at value (cost $8,217,804)                              $8,553,729
Dividends receivable                                                     5,271
Receivable from securities sold                                        226,755
Prepaid expense                                                         14,110
                                                                     ---------
Total assets                                                         8,799,865


Liabilities and net assets
Cash overdraft                                                         466,697
Accrued liabilities                                                      6,344
Due to unitholders                                                     178,122
                                                                     ---------
                                                                       651,163

Net assets, applicable to 723,259 Units outstanding:
  Cost of Trust assets, exclusive of interest           $8,217,804
  Unrealized appreciation                                  335,925
  Distributable funds                                    (405,027)
                                                         ---------   ---------
Net assets                                                          $8,148,702
                                                                     =========

[FN]

See accompanying notes to financial statements.

                         Ranson Unit Investment Trusts

                          S&P SmallCap 600 Index Trust

                                    Series 2

                            Statements of Operations

                                                                   Period from
                                                                    January 20,
                                                    Year ended          1999 to
                                                  December 31,     December 31,
                                                          2000             1999
                                                     ---------        ---------
Investment income - dividends                          $54,443          $21,972
Expenses:
  Trustee's fees and related expenses                   12,403           16,464
  Evaluator's and portfolio surveillance fees           10,065            3,112
  Organization costs                                    10,945           11,869
                                                     ---------        ---------
Total expenses                                          33,413           31,445
                                                     ---------        ---------
Net investment income (loss)                            21,030          (9,473)

Realized and unrealized gain (loss) on investments:
  Realized gain on investments                         864,803           51,777
  Unrealized appreciation (depreciation) on
  investments during the period                      (109,929)          447,654
                                                     ---------        ---------
Net gain on investments                                754,874          499,431
                                                     ---------        ---------
Net increase in net assets resulting from
operations                                            $775,904         $489,958
                                                     =========        =========

[FN]

See accompanying notes to financial statements.

                          Ranson Unit Investments Trusts

                           S&P SmallCap 600 Index Trust

                                    Series 2

                       Statements of Changes in Net Assets


                                                                     Period from
                                                                     January 20,
                                                Year ended               1999 to
                                              December 31,          December 31,
                                                     2000                  1999
                                                 ---------            ---------
Operations:
  Net investment income (loss)                     $21,030             $(9,473)
  Realized gain on investments                     864,803               51,777
  Unrealized appreciation (depreciation) on
  investments during the period                  (109,929)              447,654
                                                 ---------            ---------
Net increase in net assets resulting from
operations                                         775,904              489,958

Distributions to Unitholders:
  Net investment income                           (27,170)              (3,838)
  Principal from investment transactions         (539,657)             (39,416)
                                                 ---------            ---------
Total distributions to Unitholders               (566,827)             (43,254)

Capital transactions:
  Issuance of 469,296 Units                             -             4,613,562
  Redemption of 10,671 Units                            -             (100,506)
  Issuance of 369,150 of Units                  4,158,471                     -
  Redemption of 104,516 Units                 (1,178,606)                     -
                                                ---------             ---------
Total increase in net assets                    3,188,942             4,959,760

Net assets:
  At the beginning of the period                4,959,760                     -
                                                ---------             ---------
  At the end of the period (including
  distributable funds applicable to Trusts
  Units of $(405,027) and $(10,764) at
  December 31, 2000 and 1999, respectively)    $8,148,702            $4,959,760
                                                =========             =========
Trust Units outstanding at the end of the
period                                            723,259               458,625
                                                =========             =========
Net asset value per Unit at the end of the
period                                             $11.27                $10.81
                                                =========             =========

[FN]

See accompanying notes to financial statements.

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
   300  4 KIDS ENTERTAINMENT INC.*              $        2,681.25       0.031
   800  99 CENTS ONLY STORES INC.*                      21,900.00       0.256
   700  AAR CORP.                                        8,837.50       0.103
   500  AARON RENTS INC.                                 7,031.25       0.082
   600  ABM INDUSTRIES INC.                             18,375.00       0.215
   400  ACCREDO HEALTH INC.*                            20,075.00       0.235
   600  ACTEL CORP.*                                    14,512.50       0.170
   400  ACTION PERFORMANCE COMPANIES INC.*                 950.00       0.011
   900  ADAPTIVE BROADBAND CORP.*                        5,512.50       0.064
   700  ADMINISTAFF INC.*                               19,040.00       0.223
   800  ADVANCED ENERGY INDUSTRIES INC.*                18,000.00       0.210
 1,600  ADVANCED TISSUE SCIENCES INC.*                   4,850.00       0.057
   700  ADVANCE PCS CORP.*                              31,850.00       0.372
   500  ADVO INC.*                                      22,187.50       0.259
 1,400  AEROFLEX INC.*                                  40,359.38       0.472
   200  AGRIBRANDS INTL INC.*                           10,700.00       0.125
   700  ALLEN TELECOM INC.*                             12,556.25       0.147
 1,200  ALLIANCE PHARMACEUTICAL CORP.*                  10,350.00       0.121
 1,000  ALLIANCE SEMICONDUCTOR CORP.*                   11,312.50       0.132
   300  ALLIANT TECHSYSTEMS INC.*                       20,025.00       0.234
 1,100  ALPHA INDUSTRIES INC.*                          40,700.00       0.476
 1,000  ALPHARMA INC.                                   43,875.00       0.513
   400  AM CASTLE AND CO.                                4,000.00       0.047
   200  AMCAST INDUSTRIAL CORP.                          1,987.50       0.023
   500  AMERICAN ITALIAN PASTA CO.*                     13,406.25       0.157
 1,100  AMERICAN MANAGEMENT SYSTEMS INC.*               21,793.75       0.255
   200  AMERICAN STATES WATER CO.                        7,375.00       0.086
   300  ANALOGIC CORP.                                  13,368.75       0.156
   500  ANALYSTS INTERNATIONAL CORP.                     1,906.25       0.022
   600  ANCHOR BANCORP WISCONSIN INC.                    9,600.00       0.112
   400  ANCHOR GAMING CORP.*                            15,600.00       0.182
   200  ANGELICA CORP.                                   1,875.00       0.022
 1,000  ANIXTER INTERNATIONAL INC.*                     21,625.00       0.253
   700  ANN TAYLOR STORES CORP.*                        17,456.25       0.204
   600  APOGEE ENTERPRISES INC.                          3,225.00       0.038
   600  APPLEBEES INTERNATIONAL INC.                    18,862.50       0.221
   500  APPLICA INC.*                                    2,437.50       0.028
   500  APPLIED INDUSTRIAL TECHNOLOGIES INC.            10,281.25       0.120
   900  APTAR GROUP INC.                                26,437.50       0.309
 1,000  APW LTD.*                                       33,750.00       0.395
   600  ARCH CHEMICALS INC.                             10,650.00       0.125

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
   600  ARCTIC CAT INC.                          $       6,975.00       0.082
   500  ARKANSAS BEST CORP.*                             9,156.25       0.107
   600  ARNOLD INDUSTRIES INC.                          10,800.00       0.126
 1,000  ARTESYN TECHNOLOGIES INC.*                      15,875.00       0.186
   300  ASHWORTH INC.*                                   1,950.00       0.023
 1,300  ASPECT COMMUNICATIONS CORP.*                    10,460.94       0.122
   700  ASPEN TECHNOLOGY INC.*                          23,275.00       0.272
   500  ASTEC INDUSTRIES INC.*                           6,593.75       0.077
   400  AT CROSS CO.*                                    1,775.00       0.021
   500  ATLANTIC COAST AIRLINES INC.*                   20,437.50       0.239
   900  ATMOS ENERGY CORP.                              21,937.50       0.256
   300  ATWOOD OCEANICS INC.*                           13,143.00       0.154
   600  AUDIOVOX CORP.*                                  5,400.00       0.063
 1,100  AUSPEX SYSTEMS INC.*                             7,700.00       0.090
 1,000  AVANT CORP.*                                    18,312.50       0.214
   600  AVID TECHNOLOGY INC.*                           10,959.38       0.128
 1,200  AVISTA CORP.                                    24,600.00       0.288
   700  AVT CORP.*                                       3,478.13       0.041
   600  AWARE INC.*                                     10,650.00       0.125
   500  AXT INC.*                                       16,531.25       0.193
 1,000  AZTAR CORP.*                                    12,937.50       0.151
   300  BAKER(J.) INC.                                   1,350.00       0.016
   900  BALDOR ELECTRIC CO.                             19,012.50       0.222
   200  BANGOR HYDRO ELECTRIC CO.                        5,137.50       0.060
   500  BARNES GROUP INC.                                9,937.50       0.116
   500  BARRA INC.*                                     23,562.50       0.275
   800  BARRETT RESOURCES CORP.*                        45,450.00       0.531
   300  BASSETT FURNITURE INDUSTRIES INC.                3,375.00       0.039
   600  BE AEROSPACE INC.*                               9,600.00       0.112
   300  BEL FUSE INC.                                   10,200.00       0.119
   600  BELDEN INC.                                     15,225.00       0.178
   400  BELL MICROPRODUCTS INC.*                         6,350.00       0.074
   500  BENCHMARK ELECTRONICS INC.*                     11,281.25       0.132
 1,000  BILLING INFO CONCEPTS.*                          2,000.00       0.023
   900  BINDLEY WESTERN INDUSTRIES INC.                 37,406.25       0.437
 1,300  BIO TECHNOLOGY GENERAL CORP.*                    9,181.25       0.107
   500  BLACK BOX CORP.*                                24,156.25       0.282
   600  BMC INDUSTRIES INC.                              2,925.00       0.034
   400  BOOKS-A-MILLION.*                                  550.00       0.006
   400  BOSTON COMMUNICATIONS GROUP INC.*               11,150.00       0.130
   800  BOWNE AND COMPANY INC.                           8,450.00       0.099
   600  BRADY CORP.                                     20,287.50       0.237

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
 1,300  BRIGHTPOINT INC.*                       $        4,550.00       0.053
   300  BROOKTROUT INC.*                                 2,840.63       0.033
   500  BROWN SHOE COMPANY INC.                          6,500.00       0.076
   400  BRUSH ENGINEERED MATERIALS INC.                  8,075.00       0.094
   900  BUCKEYE TECHNOLOGY INC.*                        12,656.25       0.148
   300  BUILDING MATERIALS HOLDING CORP.*                2,550.00       0.030
 1,100  BURLINGTON COAT FACTORY WRHSE.                  20,831.25       0.244
   200  BUTLER MANUFACTURING CO.                         5,062.50       0.059
   600  C AND D TECHNOLOGIES INC.                       25,912.50       0.303
 1,100  CABLE DESIGN TECHNOLOGIES CORP.*                18,493.75       0.216
   700  CABOT OIL AND GAS CORP.                         21,831.25       0.255
   300  CACI INTERNATIONAL INC.*                         6,904.69       0.081
   800  CAL DIVE INTERNATIONAL INC.*                    21,300.00       0.249
   600  CAMBREX CORP.                                   27,150.00       0.317
   700  CARAUSTAR INDUSTRIES INC.                        6,562.50       0.077
   300  CASCADE NATURAL GAS CORP.                        5,643.75       0.066
 1,300  CASEYS GENERAL STORES INC.                      19,418.75       0.227
   600  CASH AMERICA INTERNATIONAL INC.                  2,625.00       0.031
   600  CATO CORP.                                       8,250.00       0.096
   800  CCOR.NET CORP.*                                  7,775.00       0.091
 1,300  C-CUBE MICROSYSTEMS INC.*                       16,006.25       0.187
   500  CDI CORP.*                                       7,312.50       0.085
   700  CEC ENTERTAINMENT INC.*                         23,887.50       0.279
   900  CENTRAL PARKING CORP.                           18,000.00       0.210
   300  CENTRAL VERMONT PUBLIC SERVICE CORP.             3,656.25       0.043
1,000  CENTURA BANKS INC.                               48,250.00       0.564
 1,000  CEPHALON INC.*                                  63,312.50       0.740
   800  CERNER CORP.*                                   37,000.00       0.433
   400  CH ENERGY GROUP INC.                            17,900.00       0.209
 1,100  CHAMPION ENTERPRISES INC.*                       3,025.00       0.035
   700  CHECKPOINT SYSTEMS INC.*                         5,206.25       0.061
   800  CHEESECAKE FACTORY INC.*                        30,700.00       0.359
   200  CHEMED CORP.                                     6,725.00       0.079
   400  CHEMFIRST INC.                                   8,825.00       0.103
   400  CHESAPEAKE CORP.                                 8,225.00       0.096
   400  CHICOS FAS INC.*                                 8,350.00       0.098
   600  CHITTENDEN CORP.                                18,187.50       0.213
 1,400  CIBER INC.*                                      6,825.00       0.080
   600  CLARCOR INC.                                    12,412.50       0.145
   300  CLEVELAND CLIFFS INC.                            6,468.75       0.076
   400  COACHMEN INDUSTRIES INC.                         4,200.00       0.049
   200  COCA COLA BOTTLING CO .                          7,575.00       0.089

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
 1,100  COGNEX CORP.*                            $      24,337.50       0.285
   700  COHERENT INC.*                                  22,750.00       0.266
   500  COHU INC.                                        6,968.75       0.081
   800  COMMERCE BANCORP. INC .                         54,700.00       0.639
 1,400  COMMERCIAL FEDERAL CORP.                        27,212.50       0.318
   300  COMMERCIAL METALS CO.                            6,675.00       0.078
   400  COMMONWEALTH INDUSTRIES INC.                     1,800.00       0.021
 1,100  COMMUNITY FIRST BANKSHARES INC.                 20,762.50       0.243
   500  COMPUTER TASK GROUP INC.                         1,968.75       0.023
   400  CONCORD COMMUNICATIONS INC.*                     3,500.00       0.041
   600  CONE MILLS CORP.*                                1,537.50       0.018
   400  CONMED CORP.*                                    6,850.00       0.080
   300  CONSOLIDATED GRAPHICS INC.*                      3,581.25       0.042
   700  CONSOLIDATED PRODUCTS INC.*                      4,812.50       0.056
   500  CONSTELLATION BRANDS INC.*                      29,375.00       0.343
   400  COOPER COMPANIES INC.                           15,950.00       0.186
 1,400  COPART INC.*                                    30,100.00       0.352
   900  CORN PRODUCTS INTERNATIONAL INC.                26,156.25       0.306
   500  COST PLUS INC.*                                 14,687.50       0.172
 1,500  COVENTRY HEALTH CARE INC.*                      40,031.25       0.468
   200  CPI CORP.                                        4,000.00       0.047
 1,700  CROSS TIMBERS OIL CO.                           47,175.00       0.552
   450  CRYOLIFE INC.*                                  13,612.50       0.159
   700  CTS CORP.                                       25,506.25       0.298
 1,300  CULLEN FROST BANKERS INC.                       54,356.25       0.635
   400  CUNO INC.*                                      10,725.00       0.125
   200  CURATIVE HEALTH SERVICES INC.*                   1,112.50       0.013
   600  CYGNUS INC.*                                     2,925.00       0.034
   700  CYMER INC.*                                     18,014.06       0.211
   400  CYRK INC.*                                       1,200.00       0.014
   300  DAIN RAUSCHER CORP.                             28,406.25       0.332
   100  DAMARK INTERNATIONAL INC.*                         593.75       0.007
   400  DATASCOPE CORP.                                 13,700.00       0.160
   300  DAVOX CORP.*                                     2,925.00       0.034
   500  DELPHI FINANCIAL GROUP INC.*                    19,250.00       0.225
 1,000  DELTA AND PINE LAND CO.                         20,937.50       0.245
   300  DELTIC TIMBER CORP.                              7,162.50       0.084
 1,000  DENDRITE INTERNATIONAL INC.*                    22,375.00       0.262
   400  DEPARTMENT 56 INC.*                              4,600.00       0.054
   300  DIAGNOSTIC PRODUCTS CORP.                       16,387.50       0.192
   400  DIGI INTERNATIONAL INC.*                         2,450.00       0.029
 1,000  DIMON INCORPORATED.                              5,500.00       0.064

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
   500  DIONEX CORP.*                            $      17,250.00       0.202
   400  DISCOUNT AUTO PARTS INC.*                        2,200.00       0.026
   300  DIXIE GROUP INC.*                                  712.50       0.008
 1,900  DMC STRATEX NETWORKS INC.*                      28,500.00       0.333
   700  DOWNEY FINANCIAL CORP.                          38,500.00       0.450
 1,700  DR HORTON INC.                                  41,543.75       0.486
   400  DRESS BARN INC.*                                11,600.00       0.136
   400  DRIL QUIP INC.*                                 13,675.00       0.160
   400  DUPONT PHOTOMASKS INC.*                         21,137.50       0.247
 1,100  EARTHGRAINS CO.                                 20,350.00       0.238
   600  EAST WEST BANCORP INC.                          14,962.50       0.175
 1,700  EATON VANCE CORP.                               54,825.00       0.641
   700  EDGEWATER TECHNOLOGY INC.*                       4,550.00       0.053
   500  ELCOR CORP.                                      8,437.50       0.099
   700  ELECTRO SCIENTIFIC INDUSTRIES INC.*             19,600.00       0.229
   500  ELECTROGLAS INC.*                                7,656.25       0.090
 1,200  ELOYALTY CORP.*                                  7,762.50       0.091
   700  ENERGEN CORP.                                   22,531.25       0.263
   300  ENESCO GROUP INC.                                1,406.25       0.016
 1,000  ENHANCE FINANCIAL SERVICES GROUP INC.           15,437.50       0.180
   600  ENZO BIOCHEM INC.*                              14,925.00       0.174
   500  EPRESENCE INC.*                                  2,171.88       0.025
 1,100  ESS TECHNOLOGY INC.*                             5,637.50       0.066
   400  ESTERLINE TECHNOLOGIES CORP.*                   10,500.00       0.123
 1,000  ETHAN ALLEN INTERIORS INC.                      33,500.00       0.392
   300  EW BLANCH HOLDINGS INC.                          5,231.25       0.061
   500  EXABYTE CORP.*                                   1,718.75       0.020
   300  FACTORY 2 U STORES INC.*                         9,937.50       0.116
   800  FACTSET RESEARCH SYSTEMS INC.                   29,656.00       0.347
   400  FAIR ISAAC AND COMPANY INC.                     20,400.00       0.238
   800  FEDDERS CORP.                                    3,700.00       0.043
 1,700  FIDELITY NATIONAL FINANCIAL INC.                62,793.75       0.734
   800  FILENET CORP.*                                  21,800.00       0.255
 1,600  FIRST AMERICAN CORP.                            52,600.00       0.615
   700  FIRST BANCORP.                                  16,537.50       0.193
 1,000  FIRST MIDWEST BANCORP. INC.                     28,750.00       0.336
   800  FLEETWOOD ENTERPRISES INC.                       8,400.00       0.098
 1,000  FLEMING COMPANIES INC.                          11,812.50       0.138
   500  FLORIDA ROCK INDUSTRIES INC.                    19,562.50       0.229
   400  FLOW INTERNATIONAL CORP.*                        4,400.00       0.051
   500  FOOTSTAR INC.*                                  24,750.00       0.289
   500  FORWARD AIR CORP.*                              18,656.25       0.218

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
   800  FOSSIL INC.*                             $      11,587.50       0.135
   900  FOSTER WHEELER CORP.                             4,725.00       0.055
   500  FRANKLIN COVEY CO.*                              3,750.00       0.044
 1,600  FREMONT GENERAL CORP.                            4,500.00       0.053
 1,100  FRIEDE GOLDMAN HALTER INC.*                      3,918.75       0.046
   900  FRITZ COMPANIES INC.*                            5,456.25       0.064
   400  FYI INC.*                                       14,750.00       0.172
   500  G AND K SERVICES INC.                           14,062.50       0.164
   400  GARDNER DENVER INC.*                             8,520.00       0.100
   300  GBC BANCORP. INC.                               11,512.50       0.135
1,100  GENCORE INC.                                     10,587.50       0.124
 1,300  GENERAL COMMUNICATION INC.*                      9,100.00       0.106
   900  GENERAL SEMICONDUCTOR INC.*                      5,625.00       0.066
   500  GENESCO INC.*                                   12,218.75       0.143
 1,900  GENTEX CORP.*                                   35,387.50       0.414
   800  GEORGIA GULF CORP.                              13,650.00       0.160
   500  GERBER SCIENTIFIC INC.                           4,281.25       0.050
   700  GOODYS FAMILY CLOTHING INC.*                     3,150.00       0.037
   300  GOTTSCHALKS INC.*                                1,237.50       0.014
   500  GRACO INC.                                      20,687.50       0.242
   900  GREAT ATLANTIC AND PACIFIC TEA CO.               6,300.00       0.074
   500  GREAT PLAINS SOFTWARE INC.*                     23,531.25       0.275
   100  GREEN MOUNTAIN POWER CORP.                       1,250.00       0.015
   700  GRIFFON CORP.*                                   5,512.50       0.064
   500  GROUP ONE AUTOMOTIVE INC.*                       4,687.50       0.055
   600  GYMBOREE CORP.*                                  8,325.00       0.097
 1,500  HA LO INDUSTRIES INC.*                           3,375.00       0.039
   200  HAGGAR CORP.                                     2,300.00       0.027
   800  HAIN CELESTIAL GROUP INC.*                      26,000.00       0.304
   300  HALL KINION AND ASSOCIATES INC.*                 6,037.50       0.071
   400  HANCOCK FABRICS INC.                             1,375.00       0.016
   800  HARMAN INTERNATIONAL INDUSTRIES INC.            29,200.00       0.341
 1,500  HARMONIC INC.*                                   8,531.25       0.100
   700  HARTMARX CORP.*                                  1,662.50       0.019
   600  HEARTLAND EXPRESS INC.*                         13,687.50       0.160
   500  HEIDRICK AND STRUGGLES INTL INC.*               21,031.25       0.246
   600  HELIX TECHNOLOGY CORP.                          14,203.13       0.166
   300  HILB  ROGAL AND HAMILTON CO.                    11,962.50       0.140
   800  HNC SOFTWARE INC.*                              23,750.00       0.278
   400  HOLOGIC INC.*                                    2,125.00       0.025
 1,700  HOOPER HOLMES INC.                              18,802.00       0.220
   400  HS RESOURCES INC.*                              16,950.00       0.198

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
 1,300  HUDSON UNITED BANCORP.                   $      27,218.75       0.318
   300  HUFFY CORP.                                      1,950.00       0.023
   600  HUGHES SUPPLY INC.                              10,764.00       0.126
   600  HUTCHINSON TECHNOLOGY INC.*                      8,250.00       0.096
   800  HYPERION SOLUTIONS CORP.*                       12,350.00       0.144
   700  IDEX CORP.                                      23,187.50       0.271
   900  IDEXX LABORATORIES INC.*                        19,800.00       0.231
   500  IHOP CORP.*                                     10,843.75       0.127
   400  IMCO RECYCLING INC.                              2,125.00       0.025
   600  IMMUNE RESPONSE CORP.*                           1,575.00       0.018
 1,100  IMPERIAL BANCORP. INC.*                         28,875.00       0.338
   500  INFORMATION HOLDINGS INC.*                      11,718.75       0.137
   700  INFORMATION RESOURCES INC.*                      2,318.75       0.027
   400  INNOVEX INC.*                                    2,700.00       0.032
 1,300  INPUT OUTPUT INC.*                              13,243.75       0.155
 1,100  INSIGHT ENTERPRISES INC.*                       19,731.25       0.231
   600  INSITUFORM TECHNOLOGIES INC.*                   23,925.00       0.280
   300  INSURANCE AUTO AUCTIONS INC.*                    3,600.00       0.042
 1,300  INTERFACE INC.                                  11,293.75       0.132
   400  INTERMAGNETICS GENERAL CORP.*                    6,700.00       0.078
   600  INTERMET CORP.                                   2,175.00       0.025
   800  INTERNATIONAL FIBERCOM INC.*                     3,950.00       0.046
   500  INTERNATIONAL MULTIFOODS CORP.                  10,156.25       0.119
   700  INTER-TEL INC.                                   5,381.25       0.063
   800  INTERVOICE-BRITE INC.*                           5,800.00       0.068
   700  INVACARE CORP.                                  23,975.00       0.280
   400  IONICS INC.*                                    11,350.00       0.133
   400  ITRON INC.*                                      1,450.00       0.017
   200  J AND J SNACK FOODS CORP.*                       3,362.50       0.039
   900  JACK IN THE BOX INC.*                           26,493.75       0.310
   500  JAKKS PACIFIC INC.*                              4,562.50       0.053
   600  JEFFERIES GROUP INC.                            18,750.00       0.219
 1,100  JLG INDUSTRIES INC.                             11,687.50       0.137
   400  JO ANN STORES INC.*                              2,625.00       0.031
   700  JOHN H HARLAND CO.                               9,887.50       0.116
   200  K SWISS INC.                                     5,000.00       0.058
   500  K2 INC.*                                         4,000.00       0.047
   600  KAMAN CORP.                                     10,125.00       0.118
   400  KEITHLEY INSTRUMENTS INC.                       17,225.00       0.201
   600  KELLWOOD CO.                                    12,675.00       0.148
   700  KENT ELECTRONICS CORP.*                         11,550.00       0.135
   600  KIRBY CORP.*                                    12,600.00       0.147

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
 1,600  KOPIN CORP.*                             $      17,700.00       0.207
   500  KROLL O GARA CO.*                                3,000.00       0.035
   300  KRONOS INC.*                                     9,281.25       0.109
 1,200  KULICKE AND SOFFA INDUSTRIES INC.*              13,500.00       0.158
 1,500  LA Z BOY INC.                                   23,625.00       0.276
 1,000  LABOR READY INC.*                                3,312.50       0.039
   500  LACLEDE GAS CO.                                 11,687.50       0.137
   300  LANDAMERICA FINANCIAL GROUP INC.                12,131.25       0.142
   500  LANDRYS SEAFOOD RESTAURANTS INC.                 4,968.75       0.058
   200  LANDSTAR SYSTEM INC.*                           11,087.50       0.130
   200  LAWSON PRODUCTS INC.                             5,437.50       0.064
 1,400  LENNOX INTERNATIONAL INC.                       10,850.00       0.127
   400  LIBBEY INC.                                     12,150.00       0.142
   200  LILLIAN VERNON CORP.                             1,400.00       0.016
   300  LINDSAY MANUFACTURING CO.                        6,787.50       0.079
 1,000  LINENS AND THINGS INC.*                         27,625.00       0.323
 1,100  LOUIS DREYFUS NATURAL GAS CORP.*                50,393.75       0.589
   500  LUBYS INC.                                       3,000.00       0.035
   400  LYDALL INC.*                                     3,475.00       0.041
   800  MACDERMID INC.                                  15,200.00       0.178
   600  MAF BANCORP INC.                                17,062.50       0.199
   600  MAGNETEK INC.*                                   7,800.00       0.091
   600  MANITOWOC INC.                                  17,400.00       0.203
   700  MARCUS CORP.                                     9,712.50       0.114
   400  MATERIAL SCIENCES CORP.*                         3,075.00       0.036
   500  MAXIMUS INC.*                                   17,468.75       0.204
   400  MAYOR'S JEWELERS INC.*                           1,150.00       0.013
   500  MDC HOLDINGS INC.                               16,475.00       0.193
   400  MEADE INSTRUMENTS CORP.*                         2,625.00       0.031
   700  MEDICIS PHARMACEUTICAL CORP.*                   41,387.50       0.484
   400  MEMBERWORKS INC.*                                8,500.00       0.099
 1,000  MENS WEARHOUSE INC.*                            27,250.00       0.319
   600  MENTOR CORP.                                    11,700.00       0.137
   500  MERCURY COMPUTER SYSTEMS INC.*                  23,218.75       0.271
   700  MESA AIR GROUP INC.*                             4,900.00       0.057
   900  METHODE ELECTRONICS INC.                        20,643.75       0.241
   400  MICHAEL FOODS INC.                              12,050.00       0.141
   900  MICHAELS STORES INC.*                           23,850.00       0.279
   400  MICROS SYSTEMS INC.*                             7,300.00       0.085
 1,200  MID ATLANTIC MEDICAL SERVICES INC.*             23,775.00       0.278
   400  MIDAS INC.                                       4,775.00       0.056
   900  MIDWAY GAMES INC.*                               6,390.00       0.075

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
   400  MIDWEST EXPRESS HOLDINGS INC.*          $        5,875.00       0.069
   900  MILACRON INC.                                   14,456.25       0.169
   600  MISSISSIPPI CHEMICAL CORP.                       1,890.00       0.022
   500  MONACO COACH CORP.*                              8,843.75       0.103
   700  MORGAN KEEGAN INC.                              18,550.00       0.217
   300  MORRISON MANAGEMENT SPECIALISTS INC.            10,473.00       0.122
   300  MS CARRIERS INC.*                                9,825.00       0.115
   800  MUELLER INDUSTRIES INC.*                        21,450.00       0.251
 1,000  MUTUAL RISK MANAGEMENT LTD.                     15,187.50       0.178
   500  MYERS INDUSTRIES INC.                            7,250.00       0.085
   300  NASH FINCH CO.                                   3,506.25       0.041
   100  NASHUA CORP.                                       444.00       0.005
   800  NATIONAL DATA CORP.                             29,300.00       0.343
   200  NATIONAL PRESTO INDUSTRIES INC.                  6,137.50       0.072
   400  NATURES SUNSHINE PRODUCTS INC.                   2,725.00       0.032
   800  NAUTICA ENTERPRISES INC.*                       12,187.50       0.142
 1,600  NBTY INC.*                                       7,600.00       0.089
   500  NETWORK EQUIPMENT TECHNOLOGIES INC.*             3,218.75       0.038
   300  NEW ENGLAND BUSINESS SERVICE INC.                5,475.00       0.064
   400  NEW JERSEY RESOURCES CORP.                      17,300.00       0.202
   700  NEW YORK COMMUNITY BANCORP INC.                 25,725.00       0.301
 1,000  NEWFIELD EXPLORATION CO.*                       47,437.50       0.555
   600  NORTHWEST NAT GAS CO.                           15,900.00       0.186
   600  NORTHWESTERN CORP.                              13,875.00       0.162
   500  NOVEN PHARMACEUTICALS INC.*                     18,687.50       0.218
   400  NUEVO ENERGY CO.*                                6,925.00       0.081
   300  NUI CORP.                                        9,656.25       0.113
   200  NVR INC.*                                       24,720.00       0.289
   600  NYFIX INC.*                                     14,512.50       0.170
   600  OCEANEERING INTERNATIONAL INC.*                 11,662.50       0.136
   500  OFFSHORE LOGISTICS INC.*                        10,773.44       0.126
   600  OM GROUP INC.                                   32,775.00       0.383
   900  OMNOVA SOLUTIONS INC.                            5,400.00       0.063
   600  ON ASSIGNMENT INC.*                             17,100.00       0.200
   900  ORBITAL SCIENCES CORP.*                          3,712.50       0.043
 1,300  O'REILLY AUTOMOTIVE INC.*                       34,775.00       0.407
   900  ORGANOGENESIS INC.*                              8,091.00       0.095
 1,200  ORTHODONTIC CENTERS OF AMERICA INC.*            37,500.00       0.438
   300  OSHKOSH B GOSH INC.                              5,550.00       0.065
   400  OSHKOSH TRUCK CORP.                             17,600.00       0.206
   300  OSTEOTECH INC.*                                  1,425.00       0.017
   800  OWENS AND MINOR INC HOLDING CO.                 14,200.00       0.166

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
   200  OXFORD INDUSTRIES INC.                  $        3,050.00       0.036
   300  P.F. CHANG'S CHINA BISTRO INC.*                  9,431.25       0.110
   800  PACIFIC SUNWEAR OF CALIFORNIA INC.*             20,500.00       0.240
   800  PAC-WEST TELECOMM INC.*                          2,750.00       0.032
   300  PANERA BREAD CO.*                                6,843.75       0.080
   600  PAREXEL INTERNATIONAL CORP.*                     6,487.50       0.076
   400  PARK ELECTROCHEMICAL CORP.                      12,275.00       0.144
   500  PATINA OIL AND GAS CORP.                        12,000.00       0.140
 1,700  PATTERSON DENTAL CO.*                           57,587.50       0.673
 1,100  PAXAR CORP.*                                    11,206.25       0.131
 1,800  P-COM INC.*                                      5,512.50       0.064
   500  PC-TEL INC.*                                     5,375.00       0.063
   400  PEDIATRIX MEDICAL GROUP INC.*                    9,625.00       0.113
   600  PEGASUS SOLUTIONS INC.*                          4,162.50       0.049
   200  PENFORD CORP.                                    2,850.00       0.033
   800  PENTON MEDIA INC.                               21,500.00       0.251
 1,200  PEP BOYS MANNY MOE AND JACK INC.                 4,350.00       0.051
   300  PERFORMANCE FOOD GROUP CO.*                     15,379.69       0.180
   600  PERICOM SEMICONDUCTOR CORP.*                    11,100.00       0.130
   600  PHARMACEUTICAL PRODUCT DEVELOPMENT CORP.*       29,812.50       0.349
 1,300  PHILADELPHIA SUBURBAN CORP.                     31,850.00       0.372
   700  PHILLIPS VAN HEUSEN CORP.                        9,100.00       0.106
   700  PHOENIX TECHNOLOGIES LTD.*                       9,439.06       0.110
   300  PHOTON DYNAMICS INC.*                            6,750.00       0.079
   700  PHOTRONICS INC.*                                16,406.25       0.192
   800  PIEDMONT NATURAL GAS COMPANY INC.               30,550.00       0.357
 2,400  PIER 1 IMPORTS INC.                             24,750.00       0.289
   700  PINNACLE ENTERTAINMENT INC.*                     9,450.00       0.110
 1,300  PINNACLE SYSTEMS INC.*                           9,587.50       0.112
   700  PIONEER STANDARD ELECTRONICS INC.                7,700.00       0.090
   400  PLAINS RESOURCES INC.*                           8,450.00       0.099
 1,000  POGO PRODUCING CO.                              31,125.00       0.364
   600  POLARIS INDUSTRIES INC.                         23,850.00       0.279
 1,100  POLAROID CORP.                                   6,393.75       0.075
   300  POLYMEDICA CORP.*                               10,012.50       0.117
 2,300  POLYONE CORP.                                   13,512.50       0.158
   400  POPE AND TALBOT INC.                             6,725.00       0.079
   600  PRE PAID LEGAL SERVICES INC.*                   15,300.00       0.179
 1,600  PRIDE INTERNATIONAL INC.*                       39,400.00       0.461
 1,100  PRIME HOSPITALITY CORP.*                        12,787.50       0.149
 1,100  PRIORITY HEALTHCARE CORP.*                      44,893.75       0.525
 1,200  PROFIT RECOVERY GROUP INTERNATIONAL INC.*        7,650.00       0.089

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
   900  PROGRESS SOFTWARE CORP.*                 $      12,993.75       0.152
   600  PROJECT SOFTWARE AND DEVELOPMENT INC.*           6,440.63       0.075
   700  PROVIDENT BANKSHARES CORP.                      14,612.50       0.171
   800  PROVINCE HEALTHCARE CO.*                        31,500.00       0.368
   600  PROXIM INC.*                                    25,800.00       0.302
   400  QRS CORP.*                                       5,125.00       0.060
   200  QUAKER CHEMICAL CORP.                            3,762.50       0.044
   300  QUANEX CORP.                                     6,037.50       0.071
   600  QUIKSILVER INC.*                                11,625.00       0.136
   700  RADIANT SYSTEMS INC.*                           14,350.00       0.168
   400  RADISYS CORP.*                                  10,350.00       0.121
   600  RAINBOW TECHNOLOGIES INC.*                       9,487.50       0.111
   800  RALCORP HOLDINGS INC.*                          13,100.00       0.153
   500  RARE HOSPITALITY INTERNATIONAL INC.*            11,156.25       0.130
 1,100  RAYMOND JAMES FINANCIAL INC.                    38,362.50       0.448
 1,600  READ RITE CORP.*                                 6,450.00       0.075
   500  REGAL BELOIT CORP.                               8,530.00       0.100
   900  REGENERON PHARMACEUTICALS INC.*                 31,739.06       0.371
 1,000  REGIS CORP.                                     14,500.00       0.170
   700  RELIANCE STEEL AND ALUMINUM CO.                 17,325.00       0.203
   800  REMEDY CORP.*                                   13,250.00       0.155
   500  REMINGTON OIL AND GAS CORP.*                     6,500.00       0.076
 1,100  RENAL CARE GROUP INC.*                          30,164.06       0.353
   800  RESMED INC.*                                    31,900.00       0.373
   700  RESPIRONICS INC.*                               19,950.00       0.233
   800  RGS ENERGY GROUP INC.                           25,950.00       0.303
   700  RIGGS NATIONAL CORP.                             9,756.25       0.114
   200  RLI CORP.                                        8,937.50       0.104
   500  ROADWAY EXPRESS INC.                            10,593.75       0.124
   300  ROBBINS AND MYERS INC.                           7,237.50       0.085
   800  ROBOTIC VISION SYSTEMS INC.*                     2,200.00       0.026
   400  ROGERS CORP.*                                   16,425.00       0.192
 1,400  ROLLINS TRUCK LEASING CORP.                     11,200.00       0.131
   700  ROPER INDUSTRIES INC.                           23,143.75       0.271
   300  ROYAL APPLIANCE MANUFACTURING CO.*               1,200.00       0.014
 1,000  RSA SECURITY INC.*                              52,875.00       0.618
   500  RTI INTERNATIONAL METALS INC.*                   7,156.25       0.084
 1,600  RUBY TUESDAY INC.                               24,400.00       0.285
   500  RUSS BERRIE AND COMPANY INC.                    10,562.50       0.123
   800  RUSSELL CORP.                                   12,350.00       0.144
   800  RYANS FAMILY STEAK HOUSES INC.*                  7,550.00       0.088
   300  RYLAND GROUP INC.                               12,225.00       0.143

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
   700  SAGA SYSTEMS INC.*                      $        8,006.25       0.094
   300  SALTON INC.*                                     6,206.25       0.073
   400  SCHOOL SPECIALTY INC.*                           8,025.00       0.094
   400  SCHWEITZER MAUDUIT INTERNATIONAL INC.            7,660.00       0.090
   400  SCM MICROSYSTEMS INC.*                          13,200.00       0.154
   400  SCOTT TECHNOLOGIES INC.*                         8,950.00       0.105
   700  SCOTTS CO.*                                     25,856.25       0.302
   400  SCP POOL CORP.*                                 12,025.00       0.141
   200  SCPIE HOLDINGS INC.                              4,725.00       0.055
   400  SEACOR SMIT INC.*                               21,050.00       0.246
   600  SEITEL INC.*                                    11,062.50       0.129
   600  SELECTIVE INSURANCE GROUP INC.                  14,550.00       0.170
 1,000  SHAW GROUP INC.*                                50,000.00       0.585
   700  SHOPKO STORES INC.*                              3,500.00       0.041
   600  SIERRA HEALTH SERVICES INC.*                     2,280.00       0.027
   800  SILICON VALLEY GROUP INC.*                      23,000.00       0.269
   300  SIMPSON MANUFACTURING CO INC.*                  15,300.00       0.179
   200  SKYLINE CORP.                                    3,787.50       0.044
 1,400  SKYWEST INC.                                    40,250.00       0.471
   800  SLI INC.                                         5,150.00       0.060
   600  SMITH AO CORP.                                  10,237.50       0.120
 1,300  SMITHFIELD FOODS INC.*                          39,520.00       0.462
   600  SOLA INTERNATIONAL INC.*                         2,475.00       0.029
   600  SONIC CORP.*                                    13,987.50       0.164
 2,200  SONICBLUE INC.*                                  9,075.00       0.106
 1,100  SOUTH FINANCIAL GROUP INC.                      14,575.00       0.170
 1,300  SOUTHERN UNION CO.*                             34,450.00       0.403
   700  SOUTHWEST BANCORPORATION OF TEXAS INC.*         30,056.25       0.351
   800  SOUTHWEST GAS CORP.                             17,500.00       0.205
   400  SOUTHWEST SECURITIES GROUP INC.                 10,350.00       0.121
   600  SOUTHWESTERN ENERGY CO.                          6,225.00       0.073
   200  SPACELABS MEDICAL INC.*                          2,600.00       0.030
   700  SPEEDFAM-IPEC INC.*                              4,243.75       0.050
 1,600  SPHERION CORP.*                                 18,100.00       0.212
   400  SPRINGS INDUSTRIES INC.                         12,975.00       0.152
   300  SPS TECHNOLOGIES INC.*                          16,443.75       0.192
   300  SPSS INC.*                                       6,618.75       0.077
   600  ST MARY LAND AND EXPLORATION CO.                19,987.50       0.234
   400  STANDARD MICROSYSTEMS CORP.*                     8,100.00       0.095
   300  STANDARD MOTOR PRODUCTS INC.                     2,212.50       0.026
   700  STANDARD PACIFIC CORP.                          16,362.50       0.191
   700  STANDARD REGISTER CO.                            9,975.00       0.117

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
   300  STANDEX INTERNATIONAL CORP.             $        6,187.50       0.072
   400  STARTEK INC.*                                    6,150.00       0.072
   900  STATEN ISLAND BANCORP INC.                      19,237.50       0.225
 1,200  STEEL DYNAMICS INC.*                            13,200.00       0.154
   200  STEEL TECHNOLOGIES INC.                          1,100.00       0.013
 1,100  STEIN MART INC.*                                12,787.50       0.149
   900  STILLWATER MINING CO.*                          35,415.00       0.414
   500  STONE ENERGY CORP.*                             32,275.00       0.377
 1,000  STRIDE RITE CORP.                                7,000.00       0.082
   700  STURM RUGER AND COMPANY INC.                     6,606.25       0.077
   300  SUPERTEX INC.*                                   5,929.69       0.069
 1,000  SUSQUEHANNA BANCSHARES INC.                     16,500.00       0.193
   500  SWIFT ENERGY CO.*                               18,812.50       0.220
   900  SYBRON DENTAL SPECIALTIES INC.*                 15,187.50       0.178
   600  SYMMETRICOM INC.*                                5,850.00       0.068
   600  SYNCOR INTERNATIONAL CORP.*                     21,825.00       0.255
   800  SYSTEMS AND COMPUTER TECHNOLOGY CORP.*           9,850.00       0.115
   500  TBC CORP.*                                       2,281.25       0.027
 1,000  TECHNE CORP.*                                   36,062.50       0.422
   800  TECHNITROL INC.                                 32,900.00       0.385
   500  TELCOM SEMICONDUCTOR INC.*                       5,687.50       0.066
   800  TELEDYNE TECHNOLOGIES INC.*                     18,900.00       0.221
   800  TENNECO AUTOMOTIVE INC.                          2,400.00       0.028
 1,000  TETRA TECH INC.*                                31,875.00       0.373
   300  TETRA TECHNOLOGIES INC.*                         4,650.00       0.054
   500  TEXAS INDUSTRIES INC .                          15,000.00       0.175
   700  THERAGENICS CORP.*                               3,500.00       0.041
   400  THOMAS INDUSTRIES INC.                           9,300.00       0.109
   300  THOMAS NELSON INC.                               2,100.00       0.025
   300  THOR INDUSTRIES INC.                             5,925.00       0.069
   500  THQ INC.*                                       12,187.50       0.142
   500  THREE FIVE SYSTEMS INC.*                         9,000.00       0.105
 1,000  TIMBERLAND CO.*                                 66,875.00       0.782
   500  TITAN INTERNATIONAL.                             2,125.00       0.025
   900  TOLL BROTHERS INC.*                             36,787.50       0.430
   900  TOM BROWN INC.*                                 29,587.50       0.346
   300  TORO CO.                                        11,006.25       0.129
 1,200  TOWER AUTOMOTIVE INC.*                          10,800.00       0.126
 1,000  TREDEGAR CORP.                                  17,437.50       0.204
   900  TRENWICK GROUP LTD.                             22,331.25       0.261
   500  TRIARC CO INC.*                                 12,125.00       0.142
   600  TRIMBLE NAVIGATION LTD.*                        14,400.00       0.168

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
 1,600  TRUSTCO BANK CORP NY.                    $      19,500.00       0.228
   600  TUCKER ANTHONY SUTRO INC.                       14,737.50       0.172
   700  UGI CORP.                                       17,718.75       0.207
   400  UIL HOLDINGS CORP.                              19,900.00       0.233
   300  ULTIMATE ELECTRONICS INC.*                       6,581.25       0.077
   500  ULTRATECH STEPPER INC.*                         12,937.50       0.151
   800  UNISOURCE ENERGY CORP HOLDING CO.               15,050.00       0.176
 1,100  UNITED BANKSHARES INC .                         23,375.00       0.273
   500  UNITED NATURAL FOODS INC.*                       8,812.50       0.103
   800  UNITED STATIONERS INC.*                         19,200.00       0.224
   500  UNIVERSAL FOREST PRODUCTS INC.                   6,625.00       0.077
   700  UNIVERSAL HEALTH SERVICES INC.*                 78,225.00       0.915
   400  URS CORP.*                                       5,875.00       0.069
   600  US FREIGHTWAYS CORP.                            18,046.88       0.211
 2,300  US ONCOLOGY INC.*                               14,518.75       0.170
 1,000  VALENCE TECHNOLOGY INC.*                         9,312.50       0.109
   600  VALMONT INDUSTRIES INC.                         11,025.00       0.129
   800  VARIAN MEDICAL SYSTEMS INC.*                    54,350.00       0.635
   800  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATE INC.*  19,000.00       0.222
   700  VERITAS DGC INC.*                               22,610.00       0.264
   800  VERITY INC.*                                    19,250.00       0.225
   600  VIASAT INC.*                                     7,875.00       0.092
 1,000  VICOR CORP.*                                    30,375.00       0.355
 1,600  VINTAGE PETROLEUM INC.                          34,400.00       0.402
   700  VISUAL NETWORKS INC.*                            2,275.00       0.027
   300  VITAL SIGNS INC.                                 9,637.50       0.113
   400  VOLT INFORMATION SCIENCES INC.*                  8,300.00       0.097
   600  WABASH NATIONAL CORP.                            5,175.00       0.060
 1,300  WASHINGTON FEDERAL INC.                         36,968.75       0.432
 1,300  WASHINGTON GROUP INTL INC.*                     10,643.75       0.124
   700  WATSCO INC.                                      8,064.00       0.094
   700  WATTS INDUSTRIES INC.                            9,712.50       0.114
   400  WD FORTY CO.                                     7,775.00       0.091
   800  WELLMAN INC.                                    11,300.00       0.132
 1,200  WERNER ENTERPRISES INC.                         20,400.00       0.238
   300  WET SEAL INC.*                                   6,168.75       0.072
   600  WHITNEY HOLDING CORP.                           21,787.50       0.255
   600  WHOLE FOODS MARKET INC.*                        36,675.00       0.429
   500  WINNEBAGO INDUSTRIES INC.                        8,781.25       0.103
   800  WMS INDUSTRIES INC.*                            16,100.00       0.188
   300  WOLVERINE TUBE INC.*                             3,597.00       0.042
 1,100  WOLVERINE WORLD WIDE INC.                       16,775.00       0.196

                      Ranson Unit Investment Trusts
                        S&P SmallCap 600 Index Trust
                                 Series 2
                    Schedule of Investments (continued)
                            December 31, 2000
                                                                  Percentage (%)
                                                                        of Total
Shares          Name of Issuer                       Market Value   Market Value
  ____          ______________                       ____________   ____________
   500  X RITE INC.                             $        3,906.25       0.046
   800  XIRCOM INC.*                                    12,400.00       0.145
   600  YELLOW CORP.*                                   12,215.63       0.143
   900  ZALE CORP.*                                     26,156.25       0.306
   800  ZEBRA TECHNOLOGIES CORP.*                       32,637.50       0.382
   400  ZENITH NATIONAL INSURANCE CORP.                 11,750.00       0.137
   400  ZIXLT CORP.*                                     3,500.00       0.041
                                                            _____       _____

                                                   $ 8,553,729.36       100.00
                                                    =============       ======

[FN]
* Non-Income producing

                     Ranson Unit Investment Trusts

                      S&P SmallCap 600 Index Trust

                                Series 2

                     Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

Ranson & Associates, Inc. serves as the Trust's sponsor and evaluator.

Valuation of Investments

Each security is valued at the closing sale price on a national securities exchange or the Nasdaq National Market.

Cost of Investments

Cost of the Trust's Stocks is based on the offer prices of the Stocks on the dates of deposits of such Securities acquired during the primary sales period, as determined by the Evaluator. Realized gain (loss) from investment transactions is reported on a first-in, first-out basis.

Investment Income

Dividends are recorded on the ex-dividend date.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

Organization Costs

In accordance with Statement of Position 98-5, organization costs are expensed as incurred.

Adoption of AICPA Audit and Accounting Guide

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies. The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, and will require investment companies to amortize premiums and accrete discounts on fixed income securities. The Trust currently does not amortize premiums or accrete discounts on fixed income securities. The recording of premium amortization and discount accretion will not impact total net assets of the Trust, but rather, changes net investment income with an offsetting increase or decrease in realized or unrealized gain/loss within the statement of operations.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 2000:

   Gross unrealized appreciation                                 $1,661,158
   Gross unrealized depreciation                                (1,325,233)
                                                                 ----------
   Net unrealized appreciation                                     $335,925
                                                                  =========

                   Ranson Unit Investment Trusts

                    S&P SmallCap 600 Index Trust

                              Series 2

              Notes to Financial Statements (continued)


3.  Federal Income Taxes

The Trust is organized as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the special provisions of the Code available to regulated investment companies. Such provisions were complied with and, therefore, no federal income tax provision is required.

4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Stocks on the date of an investor's purchase, plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.152% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Stocks plus or minus a pro rata share of cash or overdraft in the Principal Account, if any, on the date of an investor's purchase, plus a sales charge of 3.00% of the Public Offering Price (equivalent to 3.093% of the net amount invested).

Distributions

Distributions of net investment income to Unitholders are declared and paid quarterly. Income distributions, on a record date basis, are as follows:

                                                                 Period from
Distribution                              Year ended     January 20, 1999 to
     Plan                          December 31, 2000       December 31, 1999
    -----                          Per Unit    Total     Per Unit       Total
                                  ---------    -----    ---------  ----------
Quarterly                             $.041  $26,842        $.013      $3,827

In addition, the Trust redeemed Units with proceeds from the sale of Stocks as follows:

                                                                 Period from
                                                                 January 20,
                                                Year ended           1999 to
                                               December 31,     December 31,
                                                       2000             1999
                                                 ----------       ----------
Principal portion                                $1,178,606         $100,506
Net investment income accrued                           328               11
                                                 ----------       ----------
                                                 $1,178,934         $100,517
                                                  =========        =========
Units                                               104,516           10,671
                                                  =========        =========


In addition, distribution of principal related to the sale or call of securities is $.73 and $.09 per Unit for the period ended December 31, 2000 and 1999, respectively.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 2001, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Ranson Unit Investment Trusts, S&P SmallCap 600 Index Trust, Series 2 dated April 30, 2001.




                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 2001

                      Contents of Post-Effective Amendment
                            To Registration Statement



     This Post-Effective amendment to the Registration Statement comprises the following papers and documents:


                                The facing sheet


                                 The prospectus


                                 The signatures


                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, The Registrant, Ranson Unit Investment Trusts Series 75, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 30th day of April, 2001.

                              Ranson Unit Investment Trusts Series 75
                                 Registrant

                              By: Ranson & Associates, Inc.
                                 Depositor

                              By: Robin Pinkerton
                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 30, 2001 by the following persons, who constitute a majority of the Board of Directors of Ranson & Associates, Inc.

           Signature                            Title



Douglas K. Rogers    Executive Vice and President and Director
Douglas K. Rogers


Alex R. Meitzner     Chairman of the Board and Director
Alex R. Meitzner


Robin K. Pinkerton   President, Secretary, Treasurer and
Robin K. Pinkerton   Director

                                             Robin Pinkerton

     An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of The Kansas Tax-Exempt Trust, Series 51 (File No. 33-46376) and Series 52 (File No. 33-47687) and the same are hereby incorporated herein by this reference.